UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5724
                                                      --------

                        OPPENHEIMER STRATEGIC INCOME FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                               Principal
                                                                                  Amount              Value
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.2%
------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed
Pass-Through Certificates, Series 2005-HE7, Cl. A2B, 5.53%, 11/25/35 1   $     2,450,000   $      2,452,401
------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series
2005-1A, Cl. A2, 5.41%, 4/20/08 1                                              1,450,000          1,451,453
------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2, 5.83%, 5/25/34 1                         9,060,000          9,092,325
------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through
Certificates, Series 2006-M3, Cl. A2B, 5.42%, 9/25/36 1,2                      2,090,000          2,091,336
------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through
Certificates, Series 2006-W5, Cl. A2B, 5.45%, 5/26/36 1                        3,665,000          3,667,796
------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2006-A, Automobile Asset-Backed
Securities, Series 2006-A, Cl. A2, 5.30%, 5/26/09                              4,070,000          4,072,971
------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile
Asset-Backed Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                 4,920,000          4,866,810
------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates:
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                        1,304,835          1,300,351
Series 2005-D, Cl. AV2, 5.62%, 10/25/35 1                                        250,000            250,251
------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 5.45%, 5/16/36 1                                       4,590,000          4,593,548
------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 2004-1, Cl.
AF2, 2.645%, 4/25/34                                                           3,940,795          3,853,618
------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2005-WF2, Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                      4,436,060          4,404,573
------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WFH3, Asset-Backed Pass-Through
Certificates, Series 2006-WFH3, Cl. A2, 5.45%, 10/31/36 1                      2,510,000          2,510,000
------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WFHE4, Asset-Backed
Pass-Through Certificates, Series 2006-WFH4, Cl. AS, 5.45%, 11/25/36 1,2       4,777,000          4,777,000
------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 3          15,441,000         15,557,712
------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-10, Asset-Backed
Certificates, Series 2005-10, Cl. AF1, 5.51%, 2/25/36 1                        2,029,528          2,031,085
------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                      1,720,000          1,714,302
------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.55%, 5/25/36 1                                     1,954,284          1,956,495
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                    1,150,000          1,145,886
------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 5.44%, 12/25/29 1                       3,874,000          3,876,712
------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates, Series 2006-C, Cl. A2, 5.33%, 5/8/09                             7,100,000          7,094,959
------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2,
11.96%, 4/15/11 2,4                                                           15,000,000              1,500
------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates, Series
2001-2, Cl. C, 4.405%, 11/11/09 2                                              3,083,887            510,769
------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable
Nts., Series 2000-A, Cl. B, 8/15/25 2,4                                        2,275,079             22,751


1                           |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.56%, 11/25/35 1           $      7,200,000   $      7,207,135
--------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 1                   3,620,000          3,622,314
--------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.40%, 5/15/36 1                   1,960,857          1,962,221
--------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.43%, 7/7/36 1                    1,850,000          1,851,183
--------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                       1,979,212          1,968,122
--------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 0.125%, 6/13/11 2                           6,523,018             97,845
--------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29           4,814,000          4,295,123
--------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust,
Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31          5,196,041          1,085,135
--------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                                      2,171,317          2,171,008
--------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5.61%, 1/20/35 1                                    2,326,059          2,329,828
Series 2006-4, Cl. A2V, 5.46%, 3/20/36 1,2                                 1,450,000          1,450,000
--------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                   2,491,498          2,472,221
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                  2,592,283          2,586,609
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                   2,226,072          2,216,769
--------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A,
Cl. C1, 0.307%, 3/24/14 1,2                                                3,433,919            137,357
--------------------------------------------------------------------------------------------------------
Mastr Asset Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 5.42%, 8/25/36 1,2                 5,330,000          5,333,406
--------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.61%, 7/25/35 1                                2,230,000          2,234,291
--------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I,
Cl. ECFD, 1.762%, 1/25/29 2                                                4,420,411            928,286
--------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2005-C, Cl. A2, 3.99%, 1/15/08                                      2,091,571          2,090,595
--------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series
2006-2, Cl. 2A2, 5.45%, 7/1/36 1                                           6,040,000          6,044,710
--------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. AF2, 3.735%, 11/10/34 1                     110,017            109,692
--------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. AF2, 3.914%, 5/25/35 1                      306,889            305,841
--------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                    1,670,000          1,654,276
--------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                      1,810,000          1,805,091
--------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through                 2,462,075          2,444,909
Certificates, Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28


2                           |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount              Value
----------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.43%, 7/25/36 1                             $    1,930,715     $    1,932,081
----------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-KS7, Cl. A2, 5.42%, 9/25/36 1                     4,510,000          4,512,883
----------------------------------------------------------------------------------------------------------------------
Start CLO Ltd., Asset-Backed Credit Linked Securities, Series
2006-3A, Cl. F, 5.353%, 6/7/11 1,2                                                       3,560,000          3,560,000
----------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1, 5.41%, 4/25/36 1                                    1,851,501          1,852,780
----------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                   136,436            135,584
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                 3,260,266          3,252,326
----------------------------------------------------------------------------------------------------------------------
Taganka Car Loan Finance plc, Automobile Asset-Backed
Certificates, Series 2006-1A, Cl. C, 8.65%, 11/14/13 1,2                                 2,595,000          2,595,000
----------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.59%, 7/25/36 1                3,600,000          3,602,300
                                                                                                       --------------
Total Asset-Backed Securities (Cost $197,693,395)                                                         163,143,525

----------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--18.6%
----------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates, Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                   2,302,741          2,305,236
----------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg
Pass-Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                        5,070,000          4,955,089
----------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                   3,367,076          3,412,917
----------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                   3,258,039          3,287,566
Series 2005-E, Cl. 2A2, 4.975%, 6/25/35 1                                                  301,386            300,881
----------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 8.175%, 6/22/24 5          6,311,190            249,928
----------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.607%, 8/25/08 1,2                                              2,989,121          2,992,259
----------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                   1,311,000          1,307,047
----------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                  7,376,634          7,457,319
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                  1,659,721          1,688,030
----------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                 6,158,386          6,147,176
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                  1,793,249          1,793,753
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                               6,813,108          6,813,641
----------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
1997-CF2, Cl. B30C, 5.67%, 10/15/30 1,2                                                 36,400,000         10,920,000
----------------------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44                                                            2,282,508          2,353,480
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                            5,908,866          5,707,513
5%, 1/1/37(6)                                                                           17,996,000         17,366,140
6%, 4/1/17-9/1/24                                                                       24,980,079         25,321,379
6.50%, 4/1/18-8/1/32                                                                    16,785,940         17,198,000
7%, 8/1/21-10/1/31                                                                       6,236,874          6,424,019


3                           |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
7.50%, 2/1/32-4/1/36                                                $      9,777,041   $     10,201,417
8.50%, 8/1/31                                                                674,894            724,044
10%, 4/1/20-5/1/20                                                           194,536            214,844
10.50%, 5/1/20                                                               270,475            302,110
11.50%, 10/1/16                                                              199,702            216,283
12%, 5/1/10-6/1/17                                                           641,634            698,644
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2368, Cl. TG, 6%, 10/15/16                                          1,708,359          1,731,743
Series 2410, Cl. PF, 6.33%, 2/15/32 1                                      6,176,626          6,327,759
Series 2435, Cl. EQ, 6%, 5/15/31                                           7,790,000          7,842,365
Series 2641, Cl. CE, 3.50%, 9/15/25                                        4,427,342          4,316,886
Series 2727, Cl. UA, 3.50%, 10/15/22                                       2,582,406          2,534,041
Series 2736, Cl. DB, 3.30%, 11/15/26                                      19,288,862         18,669,072
Series 2777, Cl. PJ, 4%, 5/15/24                                           2,679,160          2,640,431
Series 2934, Cl. NA, 5%, 4/15/24                                           6,807,937          6,778,166
Series 3057, Cl. LG, 5%, 10/15/35                                          5,000,000          4,642,534
Series 3105, Cl. BD, 5.50%, 1/15/26                                        8,122,000          8,083,901
Series 3138, Cl. PA, 5.50%, 2/15/27                                       18,567,775         18,622,467
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                        9,041,745          9,395,855
Series 1590, Cl. IA, 6.425%, 10/15/23 1                                    6,157,633          6,298,109
Series 2002-66, Cl. FG, 6.35%, 9/25/32 1                                   8,514,527          8,649,695
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1                                   3,273,984          3,251,611
Series 2043, Cl. ZP, 6.50%, 4/15/28                                        4,439,335          4,537,988
Series 2055, Cl. ZM, 6.50%, 5/15/28                                        1,900,723          1,930,663
Series 2080, Cl. Z, 6.50%, 8/15/28                                         3,102,470          3,152,604
Series 2173, Cl. Z, 6.50%, 7/15/29                                        12,669,438         12,996,394
Series 2326, Cl. ZP, 6.50%, 6/15/31                                        1,339,273          1,369,093
Series 2387, Cl. PD, 6%, 4/15/30                                             691,259            691,805
Series 2427, Cl. ZM, 6.50%, 3/15/32                                        5,963,507          6,108,868
Series 2475, Cl. FB, 6.35%, 2/15/32 1                                      3,611,770          3,700,093
Series 2500, Cl. FD, 5.85%, 3/15/32 1                                        788,720            796,742
Series 2526, Cl. FE, 5.75%, 6/15/29 1                                      1,029,006          1,040,360
Series 2551, Cl. FD, 5.75%, 1/15/33 1                                        801,521            809,238
Series 2583, Cl. KA, 5.50%, 3/15/22                                          931,178            930,169
Series 2939, Cl. PE, 5%, 2/15/35                                          11,489,000         10,750,026
Series 3025, Cl. SJ, 5.133%, 8/15/35 1                                     3,624,803          3,644,207
Series 3153, Cl. FJ, 5.73%, 5/15/36 1                                      2,227,040          2,236,430
Series 2464, Cl. FI, 6.32%, 2/15/32 1                                      2,388,886          2,444,788
Series 2470, Cl. LF, 6.32%, 2/15/32 1                                      2,444,446          2,511,583
Series 2471, Cl. FD, 6.32%, 3/15/32 1                                      4,438,235          4,555,457
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 10.481%, 7/1/26 5                                      3,192,915            730,166
Series 183, Cl. IO, 6.352%, 4/1/27 5                                       1,266,222            279,478
Series 192, Cl. IO, 11.661%, 2/1/28 5                                        563,154            124,670
Series 200, Cl. IO, 10.528%, 1/1/29 5                                        671,246            142,739
Series 2003-13, Cl. I O, 9.458%, 3/25/33 5                                 5,665,895          1,267,335
Series 2003-118, Cl. S, 7.949%,12/25/33 5                                  9,543,136          1,179,898


4                           |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
Series 2003-26, Cl. I O, 7.812%, 4/25/33 5                         $       4,504,706   $        996,352
Series 2005-87, Cl. S E, 5.217%, 10/25/35 5                               56,528,781          1,842,414
Series 2005-87, Cl. SG, 9.386%, 10/25/35 5                                16,705,532            914,469
Series 203, Cl. IO, 1.603%, 6/1/29 5                                       2,420,731            528,162
Series 204, Cl. IO, (8.264)%, 5/1/29 5                                       197,974             41,910
Series 205, Cl. IO, 7.921%, 9/1/29 5                                       2,991,821            650,880
Series 206, Cl. IO, (14.43)%, 12/1/29 5                                    1,046,913            239,838
Series 207, Cl. IO, (18.287)%, 4/1/30 5                                    1,194,699            268,570
Series 2074, Cl. S, (0.796)%, 7/17/28 5                                      733,549             74,514
Series 2079, Cl. S, (2.094)%, 7/17/28 5                                    1,165,111            126,318
Series 208, Cl. IO, (4.171)%, 6/1/30 5                                     2,087,266            438,735
Series 212, Cl. IO, 2.817%, 5/1/31 5                                       4,773,724          1,019,827
Series 214, Cl. IO, (10.935)%, 6/1/31 5                                    1,144,740            266,637
Series 2526, Cl. SE, (0.578)%, 6/15/29 5                                   1,838,155             92,006
Series 2819, Cl. S, (2.761)%, 6/15/34 5                                   16,450,229          1,084,903
Series 2920, Cl. S, (4.284)%, 1/15/35 5                                    9,489,344            442,236
Series 3000, Cl. SE, (5.293)%, 7/15/25 5                                  12,060,162            424,395
Series 3004, Cl. SB, 7.442%, 7/15/35 5                                    18,204,756            504,772
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                                                     59,684,776         57,711,069
5%, 12/1/17-3/1/34                                                       136,825,058        133,708,568
5%, 1/1/22-1/1/37 6                                                       77,043,000         74,974,370
5.50%, 1/1/33-11/1/34                                                     72,284,206         71,570,002
5.50%, 1/1/22-1/1/37 6                                                    31,876,000         31,699,853
6%, 7/1/24-11/1/33                                                        55,209,886         55,818,441
6%, 1/1/22 6                                                              76,051,000         77,120,429
6%, 4/1/33 7,8                                                            19,427,578         19,597,451
6.50%, 6/1/17-9/1/32                                                      40,795,840         41,835,616
6.50%, 1/1/37 6                                                           56,252,000         57,324,276
7%, 11/1/17-9/1/34                                                        28,163,291         29,072,800
7.50%, 6/1/10-1/1/33                                                      15,606,301         16,295,716
8.50%, 7/1/32                                                                114,207            122,982
9.50%, 4/1/20-3/15/21                                                        121,383            132,479
11%, 10/15/15-2/1/26                                                         448,805            496,027
13%, 6/1/15                                                                   99,893            111,627
15%, 4/15/13                                                                 350,906            399,678
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor:
Trust, CMO Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T10,
Cl. IO, 2.576%, 12/25/41 5                                               171,223,688          2,177,657
Trust, CMO Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T3,
Cl. IO, 26.259%, 11/25/40 5                                               20,192,782            392,453
Trust, CMO Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4,
Cl. IO, 10.039%, 7/25/41 5                                                32,804,124            730,525
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                            220,267            225,099
Trust 1997-45, Cl. CD, 8%, 7/18/27                                         2,381,296          2,515,232


5                           |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                              $      2,871,214   $      2,950,429
Trust 2001-50, Cl. NE, 6%, 8/25/30                                           361,141            361,018
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                       205,446            209,966
Trust 2001-65, Cl. F, 5.95%, 11/25/31 1                                    4,381,027          4,408,355
Trust 2001-69, Cl. PF, 6.32%, 12/25/31 1                                   4,700,000          4,801,410
Trust 2001-70, Cl. LR, 6%, 9/25/30                                           648,913            649,046
Trust 2001-72, Cl. NH, 6%, 4/25/30                                           138,837            139,096
Trust 2001-74, Cl. PD, 6%, 5/25/30                                            92,454             92,239
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                         5,182,313          5,244,268
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                      2,342,672          2,409,921
Trust 2002-19, Cl. PE, 6%, 4/25/17                                         2,501,162          2,534,309
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                      5,768,806          5,903,123
Trust 2002-29, Cl. F, 6.32%, 4/25/32 1                                     2,588,148          2,664,814
Trust 2002-64, Cl. FJ, 6.32%, 4/25/32 1                                      795,449            813,425
Trust 2002-77, Cl. WF, 5.75%, 12/18/32 1                                   1,135,374          1,143,994
Trust 2002-9, Cl. PC, 6%, 3/25/17                                          4,925,302          4,992,300
Trust 2003-116, Cl. FA, 5.75%, 11/25/33 1                                  1,013,820          1,020,290
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                      4,963,000          4,849,176
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                     12,066,000         11,804,580
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                      5,467,000          5,384,475
Trust 2003-3, Cl. FM, 5.85%, 4/25/33 1                                     3,717,904          3,747,446
Trust 2003-81, Cl. PW, 4%, 3/25/25                                         5,438,059          5,341,748
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                         7,201,971          7,052,523
Trust 2003-84, Cl. PW, 3%, 6/25/22                                         4,320,884          4,247,144
Trust 2004-101, Cl. BG, 5%, 1/25/20                                        4,201,000          4,097,703
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                     10,573,431         10,460,387
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                    2,910,000          2,803,493
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                      2,865,000          2,811,525
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                      3,510,000          3,240,716
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                     9,270,000          9,293,323
Trust 2006-46, Cl. SW, 4.583%, 6/25/36 1                                   4,762,815          4,634,066
Trust 2006-50, Cl. KS, 4.583%, 6/25/36 1                                   4,211,920          4,072,120
Trust 2006-50, Cl. SA, 4.583%, 6/25/36 1                                   4,831,993          4,673,918
Trust 2006-50, Cl. SK, 4.583%, 6/25/36 1                                     873,982            844,646
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                     11,982,114         11,998,506
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-52, Cl. SL, (0.441)%, 9/25/32 5                                   912,258             86,237
Trust 2002-53, Cl. SK, (1.651)%, 4/25/32 5                                   856,098             73,246
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-61, Cl. SH, 6.906%, 11/18/31 5                                  5,693,011            557,510
Trust 2001-63, Cl. SD, 0.393%, 12/18/31 5                                     74,996              6,928
Trust 2001-68, Cl. SC, 0.507%, 11/25/31 5                                     52,412              4,932
Trust 2001-81, Cl. S, (0.047)%, 1/25/32 5                                  1,382,857            129,859
Trust 2002-28, Cl. SA, (0.779)%, 4/25/32 5                                   958,608             83,947
Trust 2002-38, Cl. IO, (4.244)%, 4/25/32 5                                   837,868             45,895
Trust 2002-39, Cl. SD, (2.456)%, 3/18/32 5                                 1,372,942            110,556
Trust 2002-48, Cl. S, (0.397)%, 7/25/32 5                                  1,540,623            142,501


6                           |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
Trust 2002-56, Cl. SN, 0.598%, 7/25/32 5                            $      2,112,420   $        199,824
Trust 2002-65, Cl. SC, (5.659)%, 6/25/26 5                                 2,739,154            204,603
Trust 2002-77, Cl. IS, 0.597%, 12/18/32 5                                  1,427,479            121,294
Trust 2002-77, Cl. SH, 0.155%, 12/18/32 5                                  1,624,140            149,856
Trust 2002-89, Cl. S, 10.624%, 1/25/33 5                                   7,057,035            582,532
Trust 2002-9, Cl. MS, (0.438)%, 3/25/32 5                                  1,791,473            172,618
Trust 2003-33, Cl. SP, 9.233%, 5/25/33 5                                   5,798,773            726,309
Trust 2003-4, Cl. S, 6.797%, 2/25/33 5                                     3,006,957            315,800
Trust 2005-40, Cl. SA, (3.18)%, 5/25/35 5                                 14,533,655            711,308
Trust 2005-40, Cl. SB, (1.858)%, 5/25/35 5                                 6,636,990            291,805
Trust 2005-71, Cl. SA, 3.302%, 8/25/25 5                                   7,590,639            441,577
Trust 2005-83, Cl. SL, 7.334%, 10/25/35 5                                 14,084,940            752,263
Trust 2006-119, Cl. MS, 8.197%, 12/25/36 5                                13,734,257            755,896
Trust 2006-33, Cl. SP, 11.645%, 5/25/36 5                                  8,217,694            717,148
Trust 2006-34, Cl. SK, 11.144%, 5/25/36 5                                 16,338,341          1,451,557
Trust 2006-75, Cl. SA, 7.423%, 8/25/36 5                                   5,133,813            234,554
Trust 221, Cl. 2, 10.45%, 5/1/23 5                                         1,171,147            266,640
Trust 240, Cl. 2, 19.233%, 9/1/23 5                                        1,911,808            428,911
Trust 247, Cl. 2, 12.547%, 10/1/23 5                                         234,796             50,829
Trust 2682, Cl. TQ, 13.248%, 10/15/33 5                                    6,464,380            356,299
Trust 2981, Cl. BS, 13.29%, 5/15/35 5                                     12,425,736            584,396
Trust 301, Cl. 2, 3.812%, 4/1/29 5                                         1,875,526            400,386
Trust 303, Cl. IO, 9.924%, 11/1/29 5                                       1,125,348            267,696
Trust 313, Cl. 2, (9.389)%, 6/1/31 5                                       6,805,027          1,536,760
Trust 319, Cl. 2, 10.469%, 2/1/32 5                                           50,742             11,673
Trust 321, Cl. 2, 7.955%, 4/1/32 5                                         9,053,416          2,081,706
Trust 324, Cl. 2, 4.423%, 7/1/32 5                                         6,625,556          1,474,182
Trust 329, Cl. 2, 7.642%, 1/1/33 5                                        14,441,165          3,353,213
Trust 334, Cl. 12, 5.324%, 2/1/33 5                                        9,420,273          1,979,454
Trust 340, Cl. 2, 7.032%, 9/1/33 5                                         4,727,503          1,140,137
Trust 342, Cl. 2, 10.203%, 9/1/33 5                                       14,276,385          3,244,067
Trust 344, Cl. 2, 4.585%, 12/1/33 5                                        2,428,503            550,707
Trust 346, Cl. 2, 11.437%, 12/1/33 5                                      18,206,613          4,206,879
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 340, Cl. 1, 5.532%, 9/1/33 9                   4,727,503          3,454,886
--------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-C, Cl. A2, 4.24%, 3/15/08                        1,042,970          1,042,627
--------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                    2,940,000          2,907,132
--------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                      922,494            926,032
Series 1998-C1, Cl. F, 7.09%, 5/15/30 1                                    2,000,000          2,099,600
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
5.75%, 7/20/27 1                                                              11,173             11,322
7%, 1/15/28-1/20/30                                                        2,537,585          2,621,021
8%, 1/15/28-9/15/28                                                        1,135,239          1,203,948


7                           |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                               Principal
                                                                                  Amount              Value
------------------------------------------------------------------------------------------------------------
11%, 10/20/19                                                              $      28,797      $      31,692
12%, 11/20/13-9/20/15                                                             36,343             40,551
12.50%, 12/15/13-11/15/15                                                      1,642,829          1,823,156
13%, 10/15/15                                                                  2,497,169          2,788,047
13.50%, 6/15/15                                                                3,275,354          3,682,618
------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO, Series 2001-62, Cl. KZ,
6.50%, 12/16/31                                                                9,884,378         10,205,261
------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, (1.808)%, 7/16/28 5                                    2,320,290            246,285
Series 1998-6, Cl. SA, (0.572)%, 3/16/28 5                                     1,454,797            142,594
Series 2006-47, Cl. SA, 14.403%, 8/16/36 5                                     5,168,278            267,357
------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                            9,768,670         10,528,534
Series 2000-7, Cl. Z, 8%, 1/16/30                                              5,677,275          5,980,778
------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                       3,260,000          3,175,669
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                       3,310,000          3,300,299
------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                           9,599,491         10,123,966
------------------------------------------------------------------------------------------------------------
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.712%, 2/25/32 1                                            6,905,164          6,972,550
------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                      1,220,000          1,195,268
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                      4,310,000          4,247,316
------------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                           8,115,000          8,572,280
------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2000-C3, Cl. A2, 7.95%, 5/15/25                                         9,627,000         10,298,294
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                        3,520,000          3,488,271
------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A,
2.514%, 7/26/24 2                                                                507,252            317,033
------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                           4,730,300          4,709,484
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                        2,324,382          2,305,956
------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30                         13,823,000         12,350,194
------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
2001-C1, Cl. A2, 6.36%, 3/12/34                                                9,627,000         10,012,806
------------------------------------------------------------------------------------------------------------
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real
Estate Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 1/15/03 2,4                                               624,465                 --
Series 1992-2, Cl. B3, 10.97%, 4/15/09 1,2                                        62,593                 20
------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15       380,000            409,313
------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                           7,879,311          7,872,297


8                           |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                 $      7,180,785    $     7,167,902
--------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                        7,500,963          7,489,332
--------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., CMO, Series
2000-UP1, Cl. A2, 8%, 9/25/30                                                574,090            576,541
--------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., CMO, Series
2001-UP2, Cl. AF2, 7.25%, 10/25/31                                           416,890            418,335
--------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                          2,407,000          2,413,674
--------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 6.654%, 9/15/22 5                                  17,517,558            450,827
Series 1995-2B, Cl. 2IO, 9.456%, 6/15/25 5                                 1,235,957             27,255
Series 1995-3, Cl. 1IO, (6.655)%, 9/15/25 5                               40,056,814            275,711
--------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Obligations, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                      5,800,000          5,724,133
--------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial
Asset-Backed Securities, Series 2006-C29, Cl. A2, 5.272%, 11/15/48         2,083,000          2,081,313
--------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.673%, 5/25/35 1                                 1,891,723          1,887,788
--------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR8 Trust,
Series 2005-AR8, Cl. 2AB1, 5.60%, 7/25/45 1                                2,065,600          2,070,955
                                                                                        ----------------
Total Mortgage-Backed Obligations (Cost $1,367,702,122)                                   1,344,701,643
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7.4%
--------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 10,11                              23,110,000         22,205,775
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10                                                            3,100,000          3,023,408
5.25%, 7/18/11 11                                                         84,290,000         85,384,253
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                  335,000            334,391
4.25%, 7/15/07                                                               505,000            502,394
4.75%, 12/15/10 11                                                        15,620,000         15,533,996
5%, 10/15/11 11                                                           32,000,000         32,104,672
6%, 5/15/11 11                                                            22,400,000         23,345,952
6%, 5/15/08 11,12                                                         15,044,000         15,219,940
7.25%, 1/15/10                                                            31,685,000         33,732,453
--------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 6.132%,
1/15/21 10,11                                                             51,220,000         25,297,917
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 5.14%, 5/10/07 11,12                                227,865,000        223,950,279
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 11                                                            415,000            394,769
STRIPS, 4.941%, 2/15/16 10,12                                             23,586,000         15,342,575
--------------------------------------------------------------------------------------------------------
U.S. Treasury Inflationary Index Bonds, 2.50%, 7/15/16 11,13              41,650,000         41,947,176
                                                                                        ----------------
Total U.S. Government Obligations (Cost $535,340,947)                                       538,319,950
--------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--22.3%
--------------------------------------------------------------------------------------------------------
ARGENTINA--2.0%
Argentina (Republic of) Bonds:
2%, 9/30/14 2 [ARP]                                                       13,011,900          4,666,022


9                           |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
5.589%, 8/3/12 1                                                    $     48,514,501    $    45,756,944
Series V, 7%, 3/28/11                                                     77,910,000         77,160,128
Series VII, 7%, 9/12/13                                                    4,470,000          4,378,365
--------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 2,14  [ARP]                                      104,947             46,907
--------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 2 [ARP]                       17,382,719          9,166,446
--------------------------------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 2                   6,475,000          6,717,813
                                                                                        ----------------
                                                                                            147,892,625
--------------------------------------------------------------------------------------------------------
AUSTRALIA--0.8%
New South Wales Treasury Corp. Gtd. Bonds, 8%, 3/1/08 [AUD]               67,780,000         54,443,465
--------------------------------------------------------------------------------------------------------
BELGIUM--0.6%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                   8,860,000         13,349,355
--------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 3.605%, 5/10/07 10 [EUR]             23,905,000         31,161,322
                                                                                        ----------------
                                                                                             44,510,677
--------------------------------------------------------------------------------------------------------
BRAZIL--2.2%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                               18,830,000         18,613,455
8%, 1/15/18                                                               26,600,000         29,645,700
8.75%, 2/4/25                                                             32,645,000         40,398,188
8.875%, 10/14/19                                                          25,985,000         31,766,663
10.50%, 7/14/14                                                           24,810,000         31,446,675
--------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                          7,950,000          8,876,175
                                                                                        ----------------
                                                                                            160,746,856
--------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                             7,080,000          8,434,050
8.25%, 1/15/15 3                                                           6,790,000          8,088,588
                                                                                        ----------------
                                                                                             16,522,638
--------------------------------------------------------------------------------------------------------
CANADA--0.7%
Canada (Government of) Nts., 4%, 9/1/10 [CAD]                             59,525,000         51,073,639
--------------------------------------------------------------------------------------------------------
COLOMBIA--1.4%
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                           27,157,000         29,220,932
10.75%, 1/15/13                                                            8,000,000          9,940,000
12%, 10/22/15 [COP]                                                   43,008,000,000         22,635,109
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                     23,854,260,000         11,506,790
--------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                      22,580,000         26,192,800
                                                                                        ----------------
                                                                                             99,495,631
--------------------------------------------------------------------------------------------------------
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                      5,187,000          6,639,360
--------------------------------------------------------------------------------------------------------
DENMARK--0.2%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                        19,535,000          3,466,816
4%, 11/15/15 [DKK]                                                        14,425,000          2,570,570
7%, 11/10/24 [DKK]                                                         5,290,000          1,287,663


10                           |                 Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                              20,700,000    $     3,672,557
                                                                                        ----------------
                                                                                             10,997,606
--------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.0%
Dominican Republic Unsec. Unsub. Nts., Series REGS, 9.50%, 9/27/11         1,921,229          2,073,967
--------------------------------------------------------------------------------------------------------
EL SALVADOR--0.2%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 3                                                          4,802,000          5,565,518
7.65%, 6/15/35 3                                                           4,735,000          5,386,063
                                                                                        ----------------
                                                                                             10,951,581
--------------------------------------------------------------------------------------------------------
FRANCE--1.4%
France (Government of) Bonds, 3.25%, 4/25/16 [EUR]                        35,290,000         43,953,997
--------------------------------------------------------------------------------------------------------
France (Government of) Obligations Assimilables du Tresor Bonds,
4%, 4/25/55 [EUR]                                                         24,270,000         31,617,478
--------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.564%, 5/10/07 10 [EUR]           19,340,000         25,206,335
                                                                                        ----------------
                                                                                            100,777,810
--------------------------------------------------------------------------------------------------------
GERMANY--1.7%
Germany (Federal Republic of) Bonds, Series 05, 4%, 1/4/37 [EUR]          34,520,000         45,217,076
--------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills, Series 0906, 3.361%,
3/14/07 10  [EUR]                                                         58,560,000         76,781,200
                                                                                        ----------------
                                                                                            121,998,276
--------------------------------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                          20,450,000         27,739,843
--------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                          2,972,000          3,518,848
10.25%, 11/8/11 2                                                          1,205,000          1,426,720
                                                                                        ----------------
                                                                                              4,945,568
--------------------------------------------------------------------------------------------------------
INDONESIA--0.4%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 3                                                          16,860,000         17,681,925
7.25%, 4/20/15 3                                                           4,450,000          4,817,125
--------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 3                     6,210,000          7,723,688
                                                                                        ----------------
                                                                                             30,222,738
--------------------------------------------------------------------------------------------------------
ISRAEL--0.4%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]               101,230,000         26,732,007
--------------------------------------------------------------------------------------------------------
ITALY--0.6%
Italy (Republic of) Nts., Certificati di Credito del Tesoro,
3.40%, 7/1/09 1  [EUR]                                                    34,885,000         46,284,620
--------------------------------------------------------------------------------------------------------
JAPAN--0.8%
Japan (Government of) Bonds:
10 yr., Series 268, 1.50%, 3/20/15 [JPY]                               2,218,000,000         18,563,321
Series 7, 0.80%, 3/10/16 [JPY]                                         4,802,364,000         39,143,675
                                                                                        ----------------
                                                                                             57,706,996


11                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                  Principal
                                                                                     Amount              Value
---------------------------------------------------------------------------------------------------------------
MALAYSIA--0.4%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 2 [MYR]   $   57,058,000     $   17,951,922
---------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 2 [MYR]              26,605,000          8,047,108
                                                                                                ---------------
                                                                                                    25,999,030
---------------------------------------------------------------------------------------------------------------
MEXICO--0.5%
Mexican Williams Sr. Nts., 6.128%, 11/15/08 1,2                                   1,500,000          1,545,938
---------------------------------------------------------------------------------------------------------------
United Mexican States Bonds, Series M30, 10%, 11/20/36 [MXN]                    135,560,000         16,318,584
---------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12                                       18,630,000         20,465,055
                                                                                                ---------------
                                                                                                    38,329,577
---------------------------------------------------------------------------------------------------------------
NIGERIA--0.2%
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10          2,160,370          2,009,033
---------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 5Y13, 12.99%, 9/29/11 [NGN]                                              524,300,000          4,360,686
Series 7Y16, 11.99%, 12/22/13 6 [NGN]                                           857,700,000          6,659,161
Series 7YR, 12.74%, 10/27/13 [NGN]                                              294,900,000          2,430,979
                                                                                                ---------------
                                                                                                    15,459,859
---------------------------------------------------------------------------------------------------------------
PANAMA--0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                      283,000            295,735
7.25%, 3/15/15                                                                   25,625,000         27,867,188
9.375%, 4/1/29                                                                    5,500,000          7,370,000
                                                                                                ---------------
                                                                                                    35,532,923
---------------------------------------------------------------------------------------------------------------
PERU--1.4%
Peru (Republic of) Bonds:
7.35%, 7/21/25                                                                    4,015,000          4,557,025
7.84%, 8/12/20 [PEN]                                                            102,295,000         36,095,032
8.20%, 8/12/26 [PEN]                                                             10,835,000          3,975,478
8.375%, 5/3/16                                                                    3,210,000          3,827,925
9.91%, 5/5/15 [PEN]                                                              63,042,000         24,479,673
Series 7, 8.60%, 8/12/17 [PEN]                                                   24,020,000          8,845,217
Series 8-1, 12.25%, 8/10/11 [PEN]                                                10,583,000          4,149,363
---------------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%, 3/7/17 1           1,064,000          1,061,340
---------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 10                                  24,145,946         13,974,225
                                                                                                ---------------
                                                                                                   100,965,278
---------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.9%
Philippines (Republic of the) Bonds:
8%, 1/15/16                                                                      25,470,000         29,099,475
8.375%, 2/15/11                                                                   5,050,000          5,548,688
9.50%, 2/2/30                                                                     9,510,000         12,695,850
---------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds, 7.75%, 1/14/31                       17,961,000         20,475,540
                                                                                                ---------------
                                                                                                    67,819,553
---------------------------------------------------------------------------------------------------------------
POLAND--0.6%
Poland (Republic of) Bonds:
Series 0K0807, 4.191%, 8/12/07 10 [PLZ]                                          36,350,000         12,180,624
Series DS1013, 5%, 10/24/13 [PLZ]                                                37,200,000         12,750,542
Series WS0922, 5.75%, 9/23/22 [PLZ]                                               8,540,000          3,075,538


12                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                      Principal
                                                                                         Amount               Value
--------------------------------------------------------------------------------------------------------------------
Series 0511, 4.25%, 5/24/11 [PLZ]                                                    36,695,000      $   12,281,064
                                                                                                     --------------
                                                                                                         40,287,768

--------------------------------------------------------------------------------------------------------------------
RUSSIA--0.1%
Russian Ministry of Finance Debs., Series VII, 3%, 5/14/11                            3,560,000           3,214,858
--------------------------------------------------------------------------------------------------------------------
SPAIN--0.7%
Spain (Government of) Bonds, 3.80%, 1/31/17 [EUR]                                    13,435,000          17,436,681
--------------------------------------------------------------------------------------------------------------------
Spain (Government of) Treasury Bills, 3.694%, 10/19/07 10 [EUR]                      26,860,000          34,410,832
                                                                                                     --------------
                                                                                                         51,847,513

--------------------------------------------------------------------------------------------------------------------
TURKEY--0.7%
Turkey (Republic of) Bonds, 7%, 9/26/16                                              28,160,000          28,758,400
--------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                        9,675,000          10,049,906
9.50%, 1/15/14                                                                        6,050,000           7,078,500
11%, 1/14/13                                                                          2,590,000           3,185,700
19.868%, 7/16/08 10 [TRY]                                                             6,895,000           3,610,720
                                                                                                     --------------
                                                                                                         52,683,226

--------------------------------------------------------------------------------------------------------------------
UKRAINE--0.1%
Ukraine (Government of) Bonds, 7.65%, 6/11/13                                         8,884,000           9,650,245
--------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--1.2%
United Kingdom Treasury Bonds:
5%, 3/7/08 [GBP]                                                                     12,490,000          24,399,434
6%, 12/7/28 [GBP]                                                                    16,210,000          38,779,996
--------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                       12,740,000          24,349,507
                                                                                                     --------------
                                                                                                         87,528,937

--------------------------------------------------------------------------------------------------------------------
URUGUAY--0.8%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36                                21,415,000          23,663,575
--------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                                   222,660,000          10,054,540
8%, 11/18/22                                                                         23,935,000          27,285,900
                                                                                                     --------------
                                                                                                         61,004,015

                                                                                                     --------------
Total Foreign Government Obligations (Cost $1,527,807,568)                                            1,612,078,685

--------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.5%
--------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International Export-Import Bank of
Ukraine Loan Participation Nts., 8.40%, 2/9/16                                       12,520,000          12,833,000
--------------------------------------------------------------------------------------------------------------------
Dali Capital plc/Bank of Moscow Loan Participation Nts., Series 28,
Tranche 1, 7.25%, 11/25/09 [RUR]                                                    370,400,000          14,070,008
--------------------------------------------------------------------------------------------------------------------
Dali Capital SA (ROSBANK) Loan Participation Nts., Series 23,
Tranche 1, 8%, 9/30/09 [RUR]                                                        181,000,000           7,116,929
--------------------------------------------------------------------------------------------------------------------
Reachcom Public Ltd. Renaissance Consumer Finance Bank of Russia
Loan Participation Nts., 10.50%, 7/27/07 2 [RUR]                                     83,000,000           3,152,837
                                                                                                     --------------
Total Loan Participations (Cost $36,177,993)                                                             37,172,774

--------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--29.4%
--------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.2%
--------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10         2,729,000           2,804,048


13                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                     Principal
                                                                                        Amount              Value
-------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS CONTINUED
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                            $    6,631,000      $    6,697,310
9% Sr. Unsec. Nts., 7/1/15                                                           6,000,000           6,315,000
-------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13            1,000,000             995,000
-------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                            3,777,000           3,909,195
-------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                4,051,000           4,152,275
10.25% Sr. Sec. Nts., Series B, 7/15/13                                              3,084,000           3,392,400
-------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                               1,700,000           1,768,000
-------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                          3,975,000           3,498,000
8.25% Sr. Unsec. Nts., 8/1/10                                                        6,600,000           6,468,000
                                                                                                    --------------
                                                                                                        39,999,228
-------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.7%
Ford Motor Co., 7.45% Bonds, 7/16/31                                                 2,700,000           2,133,000
-------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375% Nts., 10/28/09                                        18,550,000          18,601,161
-------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                                15,360,000          15,770,404
8% Bonds, 11/1/31                                                                   10,590,000          12,193,337
                                                                                                    --------------
                                                                                                        48,697,902
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13                          2,825,000           2,952,125
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
Education Management LLC/Education Management Corp., 10.25% Sr.
Sub. Nts., 6/1/16 3                                                                  3,345,000           3,554,063
-------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.9%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12          1,900,000           1,949,875
-------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                        4,101,000           4,306,050
-------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                      4,566,000           4,794,300
-------------------------------------------------------------------------------------------------------------------
Buffets, Inc., 12.50% Sr. Unsec. Nts., 11/1/14 3                                       725,000             734,063
-------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3                                           4,895,000           4,809,338
-------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                   2,391,000           2,489,629
-------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 3                  4,600,000           4,324,000
-------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                 700,000             698,250
8% Sr. Nts., 11/15/13                                                                1,900,000           1,980,750
-------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 3                                 4,915,000           5,160,750
-------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                      2,022,000           2,022,000
9% Sr. Sub. Nts., 3/15/12                                                            7,132,000           7,488,600
-------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                        3,370,000           3,622,750
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                        5,121,000           5,268,229
-------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                                                        3,200,000           3,144,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                  6,110,000           6,369,675
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                   1,200,000           1,221,000
-------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                 1,670,000           1,665,825


14                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
6.375% Sr. Sub. Nts., 7/15/09                                       $      3,327,000    $     3,343,635
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                       2,330,000          2,347,475
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                         900,000            916,875
8% Sr. Sub. Nts., 4/1/12                                                   2,950,000          3,086,438
--------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                1,000,000          1,005,000
--------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10              8,839,000          9,258,853
--------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 6.75% Sr. Unsec. Sub. Nts., 3/1/15             1,665,000          1,640,025
--------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12          6,950,000          7,054,250
--------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 3                      2,265,000          2,491,500
--------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,4                            10,800,000                 --
--------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                             3,226,000          3,137,285
9.625% Sr. Nts., 6/1/14                                                    1,368,000          1,275,660
9.75% Sr. Nts., 4/15/13                                                    1,050,000            990,938
--------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                        10,325,000          9,227,969
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                        1,580,000          1,425,950
--------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                 8,600,000          8,600,000
--------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10          3,858,000          4,152,173
--------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                           1,500,000          1,507,500
--------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14     10,403,000         10,389,996
                                                                                        ----------------
                                                                                            133,900,606
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                           6,554,000          6,767,005
--------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                            2,738,000          3,023,456
--------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12               2,803,000          2,859,060
--------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                             2,474,000          2,582,896
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                        1,200,000          1,237,500
--------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                           1,971,000          2,069,550
--------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                       2,025,000          2,080,688
--------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                   1,925,000          1,992,375
--------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                        3,570,000          3,418,275
--------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                          3,521,000          3,371,358
                                                                                        ----------------
                                                                                             29,402,163
--------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                     3,450,000          3,450,000
--------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 3                  1,955,000          1,920,788
                                                                                        ----------------
                                                                                              5,370,788
--------------------------------------------------------------------------------------------------------
MEDIA--3.8%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 4                                           1,400,000          1,270,500
8.125% Sr. Nts., Series B, 7/15/03 4                                       2,325,000          2,144,813
8.375% Sr. Nts., Series B, 2/1/08 4                                        4,236,000          3,907,710
9.25% Sr. Unsec. Nts., Series B, 10/1/02 4                                 6,065,000          5,549,475
9.875% Sr. Nts., Series B, 3/1/07 4                                        1,800,000          1,660,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 4                                       800,000            764,000
10.875% Sr. Unsec. Nts., 10/1/10 4                                           200,000            184,500
--------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12        4,246,000          4,309,690


15                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                               Principal
                                                                                  Amount              Value
------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                         $      1,550,000   $      1,546,125
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                             3,409,000          3,438,829
------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                             975,000            894,563
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                  5,000,000          4,856,250
------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 3                         2,290,000          2,295,725
------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications
Holdings II Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                                                2,650,000          2,785,813
10.25% Sr. Unsec. Nts., Series B, 9/15/10                                      6,730,000          7,058,088
------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 3              13,129,000         13,769,039
------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                            2,229,000          2,373,885
------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 15                     7,129,000          6,157,674
------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                                 900,000            880,875
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                6,419,000          6,571,451
------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
Nts., 11/15/09                                                                 4,240,000          4,452,000
------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                        2,509,000          2,618,769
9.875% Sr. Sub. Nts., 8/15/13                                                  4,431,000          4,851,945
------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 15                                           3,600,000          3,231,000
8% Unsec. Nts., 11/15/13                                                      14,633,000         15,145,155
------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375% Sr. Unsec.
Nts., 6/15/15                                                                  2,700,000          2,602,125
------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                6,188,000          6,048,770
7% Sr. Unsec. Nts., 10/1/13                                                    2,150,000          2,158,063
7.125% Sr. Unsec. Nts., 2/1/16                                                 2,200,000          2,211,000
------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub.
Nts., 3/1/14                                                                   1,925,000          1,934,625
------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10 4                       648,000            633,420
------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Nts., 11/15/16 2                                          6,710,000          6,810,650
------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                           4,023,000          4,007,914
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                             1,800,000          1,842,750
------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                             3,233,000          3,095,598
------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 15                      7,400,000          6,243,750
------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 3                             4,910,000          4,995,925
------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50% Sr. Nts., 10/15/15      1,895,000          1,928,163
------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13            4,855,000          5,024,925
------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                   1,900,000          1,643,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                           4,775,000          4,345,250
------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 3,15                                     5,360,000          3,718,500


16                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
--------------------------------------------------------------------------------------------------------
10% Sr. Nts., 8/1/14 3                                              $      7,265,000    $     7,909,769
--------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                    1,475,000          1,565,344
--------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.624% Sr. Sec. Nts., 1/15/13 1,3            4,225,000          4,298,938
--------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                       5,317,000          5,170,783
8.875% Sr. Unsec. Nts., 5/15/11                                            1,718,000          1,760,950
--------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 3                    1,600,000          1,540,000
--------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                10,815,000         10,422,956
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                10,155,000          9,786,881
6.875% Sr. Nts., 1/15/13                                                   6,800,000          6,553,500
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                9,910,000         10,455,050
--------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 3        4,340,000          4,752,300
--------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11             2,992,000          3,104,200
--------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                    1,999,000          2,111,444
--------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                     14,037,000         12,786,712
--------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                          11,275,000         11,697,813
8.75% Sr. Sub. Nts., 12/15/11                                              1,100,000          1,150,875
--------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13               1,360,000          1,344,700
--------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                3,666,000          3,794,310
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                 3,100,000          3,131,000
--------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                         2,300,000          2,288,500
--------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 15                   9,185,000          7,393,925
--------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 9.75% Sr. Unsec. Nts., 5/1/14           2,150,000          2,160,750
                                                                                        ----------------
                                                                                            277,144,002
--------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14         7,700,000          7,911,750
--------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                               6,770,000          7,421,613
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                     2,060,000          2,302,050
                                                                                        ----------------
                                                                                             17,635,413
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                   5,880,000          6,174,000
--------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14       1,000,000          1,016,250
--------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                   3,327,000          3,235,508
--------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 2,4                         4,300,000            602,000
--------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.999% Sr. Sec. Nts., 1/15/14 1                   4,635,000          4,519,125
--------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10          1,650,000          1,662,375
                                                                                        ----------------
                                                                                             17,209,258
--------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                    5,830,000          6,281,825
--------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                  6,838,000          7,402,135
--------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 2                         1,650,000          1,711,875
--------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                          2,865,000          2,829,188
                                                                                        ----------------
                                                                                             18,225,023


17                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.3%
--------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                              $      1,635,000    $     1,688,138
8.125% Sr. Sub. Nts., 1/15/12                                              2,025,000          2,116,125
                                                                                        ----------------
                                                                                              3,804,263
--------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                             4,617,000          4,706,381
--------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                          13,863,000         16,528,924
--------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14            6,697,000          6,772,341
--------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 2,4,16                         8,836,185                 --
--------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                               3,801,000          3,900,776
9.50% Sr. Sec. Nts., 2/15/11                                               3,225,000          3,390,281
--------------------------------------------------------------------------------------------------------
Supervalu, Inc., 7.50% Sr. Nts., 11/15/14                                  2,900,000          3,038,336
                                                                                        ----------------
                                                                                             38,337,039
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                        1,325,000          1,318,375
8.625% Sr. Sub. Nts., 12/15/12                                             3,955,000          4,192,300
--------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                    1,838,000          1,835,703
8.875% Sr. Unsec. Nts., 3/15/11                                              623,000            616,770
--------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                3,500,000          3,062,500
--------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 2                             5,130,000          5,271,075
--------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                       3,336,000          3,402,720
8% Sr. Nts., Series B, 10/15/09                                            1,300,000          1,365,000
                                                                                        ----------------
                                                                                             21,064,443
--------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12               2,000,000          1,965,000
--------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 3                      1,460,000          1,602,350
--------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                 4,150,000          3,610,500
                                                                                        ----------------
                                                                                              7,177,850
--------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                 3,800,000          3,847,500
--------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                   3,092,000          3,246,600
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                        3,588,000          3,758,430
--------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Nts., 11/15/14 2                                                   920,000            945,300
10.50% Sr. Sub. Nts., 11/15/16 2                                             920,000            943,000
                                                                                        ----------------
                                                                                             12,740,830
--------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                       8,170,000          8,533,532
--------------------------------------------------------------------------------------------------------
ENERGY--3.8%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Basic Energy Services, Inc., 7.125% Sr. Unsec. Nts., 4/15/16               1,600,000          1,584,000
--------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10              1,100,000          1,155,000


18                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
--------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08      $        807,000    $       821,123
--------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13                                 1,920,000          1,867,200
--------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Unsec. Nts., 2/15/14                          1,590,000          1,693,350
--------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10           3,281,000          3,313,810
                                                                                        ----------------
                                                                                             10,434,483
--------------------------------------------------------------------------------------------------------
OIL & GAS--3.7%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                           3,281,000          3,272,798
--------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15               1,635,000          1,688,138
--------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                            870,000            875,438
--------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                            2,000,000          1,990,000
6.875% Sr. Unsec. Nts., 1/15/16                                            6,473,000          6,562,004
--------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                 640,000            593,600
--------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                  6,345,000          6,154,650
--------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                            950,000            988,000
--------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12 2                           6,140,000          6,615,850
--------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                 4,453,000          4,742,445
--------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13              9,966,000         10,476,758
--------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                   3,570,000          3,650,325
--------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                        900,000            920,250
--------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                        2,775,000          2,781,938
--------------------------------------------------------------------------------------------------------
Gaz Capital SA, 8.625% Sr. Unsec. Nts., 4/28/34 3                         23,680,000         30,488,000
--------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16              1,535,000          1,619,425
--------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875% Sr. Unsec. Nts., 12/15/13                        1,620,000          1,530,900
--------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 3                                    8,195,000          8,033,534
--------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14              3,600,000          3,618,000
--------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr.
Unsec. Nts., 9/15/15                                                         640,000            626,724
--------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13            3,377,000          3,478,310
--------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                        8,661,000          9,557,414
8.50% Unsub. Nts., 2/15/08                                                 3,586,000          3,698,063
9.125% Unsec. Unsub. Nts., 10/13/10                                        7,746,000          8,706,504
--------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 3      26,680,396         25,979,155
--------------------------------------------------------------------------------------------------------
Pogo Producing Co., 7.875% Sr. Unsec. Sub. Nts., 5/1/13                    1,610,000          1,642,200
--------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                       5,314,000          5,740,991
--------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                  4,200,000          4,126,500
--------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                              2,465,000          2,415,700
7.50% Sr. Sub. Nts., 5/15/16                                               6,525,000          6,720,750
--------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13 2                                            4,380,000          4,358,100
7.50% Sr. Sec. Nts., 11/30/16 2                                            8,760,000          8,738,100
--------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                        5,502,000          6,083,814
8% Sr. Unsub. Nts., 3/1/32                                                 4,332,000          5,083,606
8.875% Sr. Nts., 3/15/10                                                   2,599,000          2,739,580
--------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                       3,150,000          3,024,000
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                       1,000,000            987,500


19                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                 Principal
                                                                                    Amount              Value
--------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
--------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 3                          $      3,265,000    $     3,305,813
--------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                  1,925,000          2,076,594
--------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 3                                     17,587,000         17,630,968
--------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                 12,126,000         13,291,757
--------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                                                   2,450,000          2,450,000
6.625% Sr. Unsec. Nts., 11/1/15                                                  3,750,000          3,740,625
--------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 6.40% Sr. Unsec. Unsub.
Nts., 4/15/16                                                                    2,240,000          2,273,600
--------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                      2,000,000          2,015,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                 600,000            604,500
--------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                              9,762,000         10,201,290
7.625% Nts., 7/15/19                                                               600,000            645,000
8.75% Unsec. Nts., 3/15/32                                                       3,825,000          4,341,375
--------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 2                       1,100,000          1,094,500
                                                                                              ----------------
                                                                                                  263,980,086
--------------------------------------------------------------------------------------------------------------
FINANCIALS--4.1%
--------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14 3                                                  2,450,000          2,499,000
9.235% Sr. Sec. Nts., 9/15/14 1,3                                                2,450,000          2,492,875
--------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series
B, 9/30/08 2                                                                       800,000            684,000
--------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                  1,956,000          2,044,020
8% Sr. Nts., 6/15/11                                                             2,710,000          2,845,500
--------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc:
4.375% Sr. Sec. Nts., 7/13/16 [EUR]                                             22,580,000         30,341,642
4.50% Sr. Sec. Nts., 7/13/21 [EUR]                                              21,230,000         28,804,056
                                                                                              ----------------
                                                                                                   69,711,093
--------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.9%
Banco BMG SA, 9.15% Nts., 1/15/16 3                                             16,590,000         16,855,440
--------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 1,2                          5,190,000          5,190,000
--------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 2                                         4,012,000          4,182,510
--------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 10                                             21,550,000         12,068,000
12.278% Sr. Unsec. Nts., 3/9/09 10                                              16,420,000         10,344,600
9.751% Sr. Unsec. Nts., 7/8/09 10                                               16,420,000         10,837,200
--------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                      7,210,000          3,323,181
7.889% Nts., 1/25/12 1 [COP]                                                 7,054,142,895          3,402,826
--------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 2                    12,565,000         13,146,131
--------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 2,4                4,970,000                 --
--------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 3          14,210,000         15,009,313
--------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.524% Sec. Nts., Series
2006-003, Tranche E, 7/20/11 1,2                                                 4,800,000          4,800,000


20                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              Principal
                                                                                 Amount              Value
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
-----------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 1                          $     18,020,000    $    18,340,936
-----------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 3                                    20,590,000         21,053,275
                                                                                           ----------------
                                                                                               138,553,412
-----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 3                              615,000            625,763
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.8%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                          503,000            495,455
-----------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 2                   17,386,149         17,994,664
-----------------------------------------------------------------------------------------------------------
Cloverie plc, 9.615% Sec. Nts., Series 2005-93, 12/20/10 1,2                  6,400,000          6,451,200
-----------------------------------------------------------------------------------------------------------
Depfa ACS Bank, 3.50% Sec. Nts., 3/16/11 [EUR]                                7,930,000         10,235,881
-----------------------------------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan Europe BV, 7.75% Nts., 5/13/13 3                3,035,000          3,217,100
-----------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15 2                         3,075,000          2,967,375
-----------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3                                      4,815,000          4,971,488
-----------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 15                  14,015,000          5,921,338
-----------------------------------------------------------------------------------------------------------
Universal City Florida:                                                       1,000,000          1,030,000
8.375% Sr. Unsec. Nts., 5/1/10
10.121% Sr. Unsec. Nts., 5/1/10 1                                             1,000,000          1,037,500
                                                                                           ----------------
                                                                                                54,322,001
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                   4,011,000          4,291,770
-----------------------------------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr. Nts., 11/1/14 3                            875,000            890,313
-----------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                          3,825,000          3,791,531
-----------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                 1,835,000          1,903,813
                                                                                           ----------------
                                                                                                10,877,427
-----------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 2                        7,210,000          6,957,650
-----------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 2               9,675,000         10,231,313
-----------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27 2                         5,054,000          5,344,605
                                                                                           ----------------
                                                                                                22,533,568
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--1.0%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14 3                1,605,000          1,404,375
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12             2,000,000          2,090,000
-----------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11           2,359,000          2,530,028
                                                                                           ----------------
                                                                                                 4,620,028
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                          2,796,000          3,040,650
-----------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12          3,231,000          3,198,690
-----------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                               3,330,000          3,354,975
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                           5,260,000          5,391,500
-----------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                  4,067,000          4,148,340
-----------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 2 [DEM]         1,700,000          1,178,931
-----------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred
Securities, 6/15/11 2                                                         2,888,000          3,039,620


21                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              Principal
                                                                                 Amount              Value
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                   $      1,450,000    $     1,518,875
-----------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                4,007,000          3,676,423
6.375% Nts., 1/15/15                                                          6,048,000          5,140,800
9.125% Sr. Sec. Nts., 11/15/14 3                                              1,230,000          1,317,638
9.25% Sr. Sec. Nts., 11/15/16 3                                               1,230,000          1,320,713
9.625% Sr. Sec. Nts., 11/15/16 3,16                                           3,070,000          3,307,925
-----------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 3                                 2,545,000          2,751,781
-----------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                 1,295,000          1,285,288
6.875% Sr. Sub. Nts., 12/15/15                                                1,620,000          1,607,850
-----------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15              1,605,000          1,609,013
-----------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                     8,285,000          6,917,975
-----------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                      3,170,000          2,916,400
7.375% Nts., 2/1/13                                                             118,000            109,003
9.875% Sr. Nts., 7/1/14                                                       7,634,000          7,805,765
-----------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                             1,585,000          1,602,831
-----------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12 2                                                   100,000            106,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                            100,000            111,000
-----------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts.,
10/1/15 15                                                                    5,600,000          4,340,000
                                                                                           ----------------
                                                                                                70,797,986
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.1%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.3%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                        3,200,000          3,208,000
-----------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                       2,047,000          2,128,880
-----------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 2                                     1,535,000          1,579,976
-----------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                       3,735,000          3,781,688
7.625% Sr. Sub. Nts., 2/1/18                                                  1,110,000          1,148,850
-----------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                 4,059,000          3,937,230
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                          1,800,000          1,768,500
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                               2,215,000          2,203,925
7.625% Sr. Sub. Nts., 6/15/12                                                   600,000            624,000
-----------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                      2,024,000          2,180,860
11% Sr. Sub. Nts., 2/15/13                                                    1,720,000          1,894,150
                                                                                           ----------------
                                                                                                24,456,059
-----------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 2,4                          11,115,000                 --
-----------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                      2,411,000          2,495,385
-----------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                      2,407,000          2,479,210
-----------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12       2,060,000          2,034,250
-----------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                            3,253,000          3,472,578
-----------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                            2,850,000          2,807,250
                                                                                           ----------------
                                                                                                13,288,673


22                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                 Principal
                                                                                    Amount              Value
--------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                   $        815,000    $       820,094
7.375% Sr. Sec. Nts., Series B, 4/15/14                                          8,000,000          8,000,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                             267,000            285,023
--------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05 2,4                                                                     3,462,000                 --
--------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                      3,200,000          3,088,000
--------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                              3,335,000          3,322,494
7.50% Sr. Nts., 5/1/11                                                           1,500,000          1,552,500
--------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16 3                           2,150,000          2,241,375
--------------------------------------------------------------------------------------------------------------
Mobile Services Group, Inc., 9.75% Sr. Nts., 8/1/14 3                              490,000            514,500
--------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr.
Sec. Nts., 9/1/10                                                                1,650,000          1,724,250
                                                                                              ----------------
                                                                                                   21,548,236
--------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.3%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 2                             16,001,489         18,841,753
--------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                     550,000            566,500
--------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 2 [BRR]                      8,285,000          4,401,346
--------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                    1,000,000          1,065,000
--------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                     2,411,000          2,552,646
                                                                                              ----------------
                                                                                                    8,585,492
--------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts.,
3/1/16 3                                                                         3,650,000          3,358,000
--------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                360,000            352,800
                                                                                              ----------------
                                                                                                    3,710,800
--------------------------------------------------------------------------------------------------------------
MACHINERY--0.2%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                           2,550,000          2,601,000
--------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                                  2,714,000          2,564,730
--------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                           2,990,000          3,057,275
--------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                                650,000            659,750
--------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 2                           4,055,000          3,872,525
--------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                2,050,000          2,024,375
--------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc.:
7.375% Sr. Nts., 8/1/08 3                                                        2,100,000          1,669,500
10.50% Sr. Nts., 4/1/09                                                          2,351,000          1,916,065
                                                                                              ----------------
                                                                                                   18,365,220
--------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.75% Sr. Nts., 5/15/16 3                                                        1,595,000          1,543,163
7.874% Sr. Nts., 5/15/14 1,3                                                       640,000            620,800
--------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 3                                                          940,000            989,350
10.50% Sr. Sub. Nts., 1/1/16 3                                                   4,255,000          4,701,775
--------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                  2,125,000          2,154,219
--------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16 2                                                      972,000            928,260


23                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                 Principal
                                                                                    Amount              Value
--------------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
7.50% Sr. Unsec. Nts., 11/1/13                                            $        232,000    $       230,260
9.625% Sr. Nts., 12/1/12 2                                                       3,820,000          4,087,400
--------------------------------------------------------------------------------------------------------------
TDS Investor Corp., 11.875% Sr. Sub. Nts., 9/1/16 3                              4,400,000          4,532,000
                                                                                              ----------------
                                                                                                   19,787,227
--------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Ashtead Capital, Inc., 9% Nts., 8/15/16 3                                        1,650,000          1,773,750
--------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                    1,815,000          1,910,288
--------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                            1,645,000          1,698,463
--------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                 15,909,000         15,690,251
                                                                                              ----------------
                                                                                                   21,072,752
--------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.4%
--------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 2,16                             2,188,000          2,521,670
--------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                          13,199,000         12,242,073
--------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 9.624% Sr. Nts., 7/15/11 1,3                               1,630,000          1,725,763
--------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 4            12,679,000                127
                                                                                              ----------------
                                                                                                   16,489,633
--------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology HDD Holdings:
6.375% Sr. Nts., 10/1/11                                                         3,060,000          3,075,300
6.80% Sr. Nts., 10/1/16                                                            920,000            929,200
                                                                                              ----------------
                                                                                                    4,004,500
--------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                    7,006,000          6,795,820
--------------------------------------------------------------------------------------------------------------
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 3                                                         1,980,000          2,069,100
11.75% Sr. Sub. Nts., 8/1/16 3                                                   3,215,000          3,375,750
--------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                   1,700,000          1,572,500
8.125% Sr. Sub. Nts., 3/1/16                                                     3,970,000          3,860,825
--------------------------------------------------------------------------------------------------------------
Solectron Global Finance Ltd., 8% Sr. Unsec. Sub. Nts., 3/15/16                  2,225,000          2,263,938
                                                                                              ----------------
                                                                                                   19,937,933
--------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 2,4 [EUR]                 2,116,376                 --
--------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 2,4                 2,081,799                 --
--------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 2,4 [EUR]                          6,650,000                 --
                                                                                              ----------------
                                                                                                           --
--------------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13                                                                4,340,000          4,622,100
--------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14                     1,900,000          1,961,750
--------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                4,182,000          4,286,550
--------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                                  4,370,000          4,610,350
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                             8,150,000          8,740,875
                                                                                              ----------------
                                                                                                   24,221,625


24                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              Principal
                                                                                 Amount              Value
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12           $      6,701,000    $     6,969,040
-----------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                                       6,800,000          6,281,500
9.25% Sr. Unsec. Nts., 6/1/16                                                 2,200,000          2,167,000
-----------------------------------------------------------------------------------------------------------
Conexant Systems, Inc., 9.126% Sr. Sec. Nts., 11/15/10 1,2                    1,535,000          1,565,700
-----------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc.:
8.875% Sr. Nts., 12/15/14 3                                                   4,600,000          4,605,750
9.125% Sr. Nts., 12/15/14 3                                                   7,670,000          7,660,413
10.125% Sr. Sub. Nts., 12/15/16 3                                             6,135,000          6,173,344
-----------------------------------------------------------------------------------------------------------
NXP BV, 7.875% Sr. Sec. Bonds, 10/15/14 3                                     1,530,000          1,589,288
                                                                                           ----------------
                                                                                                37,012,035
-----------------------------------------------------------------------------------------------------------
MATERIALS--3.0%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--0.6%
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                  4,153,000          4,609,830
-----------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 0%/10.50% Sr.
Unsec. Disc. Nts., Series B, 10/1/14 15                                       3,290,000          2,845,850
-----------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                4,644,000          4,887,810
10.125% Sr. Unsec. Nts., 9/1/08                                                 118,000            125,965
10.625% Sr. Unsec. Nts., 5/1/11                                               1,351,000          1,445,570
-----------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.75% Sr. Sub. Nts., 10/15/16                            4,910,000          4,738,150
-----------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.875% Sr. Unsec. Sub. Nts., 11/13/14 3                                         875,000            885,938
8.375% Sr. Sub. Nts., 1/1/15 1,3                                              1,811,000          1,806,473
-----------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                               706,000            799,545
11.625% Sr. Unsec. Nts., 10/15/10                                                76,000             83,410
-----------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 3                               3,650,000          3,504,000
-----------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                          1,090,000          1,111,800
-----------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 15          2,650,000          2,133,250
-----------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                                                   4,590,000          4,785,075
8.25% Sr. Unsec. Nts., 9/15/16                                                2,450,000          2,584,750
10.50% Sr. Sec. Nts., 6/1/13                                                  3,875,000          4,281,875
-----------------------------------------------------------------------------------------------------------
Mosaic Global Holdings, Inc.:
7.375% Sr. Nts., 12/1/14 3                                                    1,230,000          1,268,438
7.625% Sr. Nts., 12/1/16 3                                                    1,230,000          1,280,738
-----------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                 1,350,000          1,366,875
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                           875,000            936,250
-----------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Unsec. Nts., 12/1/12     1,406,000          1,486,845
                                                                                           ----------------
                                                                                                46,968,437
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. 2,17                     20,220,000         20,158,531
-----------------------------------------------------------------------------------------------------------
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 15                       5,990,000          4,222,950
                                                                                           ----------------
                                                                                                24,381,481


25                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                               Principal
                                                                                  Amount              Value
------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                    $      4,500,000    $     4,488,750
------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                 3,810,000          3,971,925
------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                1,300,000          1,319,500
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                          6,614,000          6,713,210
------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                        5,738,000          5,967,520
9.50% Sr. Sub. Nts., 8/15/13                                                   2,555,000          2,708,300
------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                        3,950,000          3,871,000
------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                 3,281,000          3,494,265
------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                   2,792,000          2,882,740
8.25% Sr. Unsec. Nts., 5/15/13                                                 1,618,000          1,680,698
8.75% Sr. Sec. Nts., 11/15/12                                                  7,702,000          8,202,630
8.875% Sr. Sec. Nts., 2/15/09                                                  5,700,000          5,856,750
------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts., 6/15/09 14,16                              2,270,341          2,488,861
------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                     6,158,000          5,357,460
------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                        3,145,000          3,097,825
9.75% Sr. Unsec. Nts., 2/1/11                                                  6,879,000          7,128,364
------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 3                               960,000          1,084,800
------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                             6,543,000          6,363,068
                                                                                            ----------------
                                                                                                 76,677,666
------------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                 3,768,000          3,815,100
7.875% Sr. Unsec. Nts., 2/15/09                                                1,379,000          1,385,895
------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                         17,015,000         19,758,669
8.875% Nts., 11/17/14 3                                                        1,745,000          2,026,381
------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                           2,055,000          2,093,531
------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Unsec. Sub. Nts., Series B, 12/1/15 2       1,970,000          1,952,763
------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 2,4       1,586,000                  --
------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                            1,000,000          1,076,250
------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                  2,974,000          3,327,841
------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                         2,172,000          2,372,910
------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                              1,100,000          1,150,875
------------------------------------------------------------------------------------------------------------
Novelis, Inc., 8.25% Sr. Nts., 2/15/15 1,3                                     7,180,000          6,982,550
------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                  2,125,000          2,191,406
------------------------------------------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr. Nts., 5/15/10                             1,949,000          2,082,994
                                                                                            ----------------
                                                                                                 50,217,165
------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15        3,900,000          3,393,000
------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                                             1,925,000          1,838,375
8.85% Unsec. Bonds, 8/1/30                                                     1,200,000            990,000
------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                            1,500,000          1,590,000
------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                1,100,000          1,119,250
------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                             1,400,000          1,379,000


26                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS CONTINUED
--------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 2,16 [EUR]                       1,223,736    $     1,688,079
--------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                        1,665,000          1,635,863
--------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                    2,600,000          2,476,500
--------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.121% Sr. Sec. Nts., 8/1/14 1,3                                           1,975,000          2,014,500
11.375% Sr. Sub. Nts., 8/1/16 3                                            1,975,000          2,083,625
                                                                                        ----------------
                                                                                             20,208,192
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.3%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 3                    12,700,000         12,525,375
--------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts.,
12/15/09 2,4                                                               6,401,538                 --
--------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts., 6/15/16 3                          1,855,000          2,045,138
--------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                                                  4,000,000          4,080,000
8.625% Sr. Nts., 1/15/15                                                   3,595,000          3,756,775
--------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc., 9.25% Sr. Nts., 11/1/14 3                         5,620,000          5,760,500
--------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 3               1,590,000          1,709,250
--------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 3                                                     3,280,000          3,489,100
9% Sr. Unsec. Nts., 8/15/14                                                5,470,000          5,805,038
--------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                          2,200,000          2,257,750
7.90% Unsec. Nts., 8/15/10                                                 5,197,000          5,437,361
--------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub.
Nts., 2/15/11 1                                                            1,500,000          1,541,250
--------------------------------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Unsec. Nts., 10/1/14                                             3,275,000          3,487,875
8.875% Unsec. Unsub. Nts., 3/15/12 1                                      13,690,000         15,315,688
--------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 2 [PEN]              20,898,900          7,208,342
--------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 2,4                               5,035,000                 --
--------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts.,
2/15/14                                                                    7,670,000          8,235,663
--------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub.
Nts., 2/15/15                                                              1,665,000          1,800,281
--------------------------------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Nts., 10/15/14 3                                                 3,480,000          3,497,400
11% Sr. Sub. Nts., 10/15/16 3                                              1,450,000          1,471,750
--------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Nts., 8/1/13 3                                                  2,445,000          2,658,938
8.625% Sr. Nts., 8/1/16 3                                                  2,445,000          2,689,500
                                                                                        ----------------
                                                                                             94,772,974
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12 2                                                    200,000            212,025
11% Sr. Unsec. Nts., 7/31/10 2                                               118,000            127,527
--------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                    6,820,000          7,246,250
--------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                             750,000            774,375


27                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              Principal
                                                                                 Amount              Value
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------
7.50% Sr. Nts., 5/1/12                                                 $      3,247,000    $     3,376,880
-----------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 2,4               21,702,000                 --
-----------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                              6,810,000          7,371,825
-----------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 9.375% Sr. Nts., 11/1/14 3                      2,905,000          3,079,300
-----------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                  1,010,000          1,069,338
-----------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                      3,294,000          3,372,233
9.624% Sr. Unsec. Nts., 10/15/12 1                                              955,000            978,875
-----------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 9.124% Sr. Sec. Nts., 1/15/12 1                             850,000            871,250
-----------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15 12            18,460,000         18,947,547
-----------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                  200,000            209,250
-----------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                      4,931,000          5,374,790
8% Sr. Sub. Nts., 12/15/12                                                    3,844,000          4,122,690
-----------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                 10,663,000         11,009,548
9.875% Sr. Nts., 2/1/10                                                       5,468,000          5,843,925
-----------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                              2,503,000          2,715,755
                                                                                           ----------------
                                                                                                76,703,383
-----------------------------------------------------------------------------------------------------------
UTILITIES--2.1%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Edison Mission Energy:
7.50% Sr. Unsec. Nts., 6/15/13                                                1,610,000          1,690,500
7.75% Sr. Unsec. Nts., 6/15/16                                                2,255,000          2,401,575
-----------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11           388,000            400,136
-----------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 3                                                        7,110,000          7,332,188
7.75% Nts., 10/17/16 3                                                        6,565,000          6,983,519
-----------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                          10,991,000         11,980,190
-----------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, Escrow Shares, 5/1/07 2                       2,214,000                 --
-----------------------------------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16 [PHP]                                  402,300,000          8,373,253
6.875% Nts., 11/2/16 3                                                        5,203,000          5,297,819
9.625% Unsec. Bonds, 5/15/28                                                 11,790,000         14,341,167
-----------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.:
6.75% Sr. Sec. Nts., 12/15/14                                                   900,000            884,250
9.25% Sr. Sec. Nts., 7/15/10                                                  1,970,000          2,078,350
9.50% Sr. Sec. Nts., 7/15/13                                                  4,460,000          4,805,650
-----------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                      6,894,000          6,796,174
                                                                                           ----------------
                                                                                                73,364,771
-----------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.0%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 3                               8,898,000          9,576,473
-----------------------------------------------------------------------------------------------------------
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 2                   3,330,000          3,513,150
-----------------------------------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16 2                                     4,040,000          3,964,008
-----------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                     2,607,946          2,849,181
-----------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                         3,130,000          3,145,650


28                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
ENERGY TRADERS CONTINUED
8.375% Sr. Unsec. Nts., 5/1/16                                      $      3,195,000    $     3,370,725
8.75% Sr. Nts., 2/15/12                                                    1,335,000          1,421,775
--------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                             13,900,000         14,317,000
9.125% Sr. Unsec. Nts., 5/1/31                                             2,700,000          2,875,500
--------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                          3,384,693          3,581,429
--------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                   7,650,000          7,688,250
7.375% Sr. Nts., 2/1/16                                                   14,525,000         14,633,938
                                                                                        ----------------
                                                                                             70,937,079
--------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                               1,300,000          1,305,192
--------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                    1,318,000          1,365,778
7.75% Sr. Nts., 8/1/10                                                     1,650,000          1,749,000
8.50% Sr. Nts., 4/15/11                                                    2,407,000          2,629,648
--------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                            670,000            659,318
                                                                                        ----------------
                                                                                              6,403,744
                                                                                        ----------------
Total Corporate Bonds and Notes (Cost $2,132,721,629)                                     2,126,870,772

                                                                              Shares
--------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.5%
--------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 2,16                    338,141                 --
--------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into
Dobson Communications Corp., Cl. A common stock), Non-Vtg. 3                   8,195          1,568,318
--------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 2,18                                                                 43,000                 --
--------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 2,16,18                      5,773                 --
--------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 2,16                                                     1,873         13,956,682
9.75% Cv., Series AI 2,16,18                                                      --              2,831
--------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 2,16                         19,310          3,997,170
--------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                51,500          2,796,450
--------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                          300              1,125
--------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 2,16                    2,511          3,145,028
--------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 2              61,550          9,586,413
                                                                                        ----------------
Total Preferred Stocks (Cost $45,340,232)                                                    35,054,017
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.1%
--------------------------------------------------------------------------------------------------------
American Tower Corp. 18                                                       90,209          3,362,992
--------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 2,18                                                       32,791            491,865
--------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                  539,100          4,469,139
--------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 2,18                                         56,470                 --
--------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 18                             43,520          1,882,240
--------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                      431,648         12,539,374
--------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                           88,293          1,410,039


29                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
--------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                1,106   $         61,604
--------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 18                                          174,581            240,922
--------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 18                                        442,193          3,851,501
--------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                          6,792            293,618
--------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                146,000          2,230,880
--------------------------------------------------------------------------------------------------------
Globix Corp. 18                                                              107,797            468,917
--------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                7,208          1,436,915
--------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 18                                    300,766          1,374,501
--------------------------------------------------------------------------------------------------------
Idearc, Inc. 18                                                                1,649             47,244
--------------------------------------------------------------------------------------------------------
iPCS, Inc. 18                                                                 81,469          4,510,124
--------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp. 18                                                      14,230            796,595
--------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 18                                                           30,000          1,112,400
--------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 18                                          28,354          1,686,212
--------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 18                                            117,510          3,425,417
--------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 18                                            119,172          3,336,816
--------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 18                                         136,709          5,566,790
--------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                     16,184            961,815
--------------------------------------------------------------------------------------------------------
Mirant Corp. 18                                                               12,550            396,204
--------------------------------------------------------------------------------------------------------
Mueller Water Products, Inc., Cl. B 18                                        95,511          1,423,114
--------------------------------------------------------------------------------------------------------
NTL, Inc.                                                                    602,120         15,197,457
--------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 18                                                     59,993          1,106,271
--------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 18                                                 16,137            412,300
--------------------------------------------------------------------------------------------------------
Prandium, Inc. 2,18,19                                                     1,034,256             10,343
--------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 2,18                                                   799,833                 --
--------------------------------------------------------------------------------------------------------
Star Gas Partners LP 18                                                          220                774
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 2,18                                                 10,861            138,478
--------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 2,18                                                     59,250             59,250
--------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                  32,985          1,228,361
--------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 2,18                                            43,569                218
--------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                       57,800          1,563,490
--------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 18                                             680,382          1,120,210
--------------------------------------------------------------------------------------------------------
WRC Media Corp. 2,18                                                          16,235                162
--------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 18                                                          40,006            172,026
                                                                                        ----------------
Total Common Stocks (Cost $73,129,466)                                                       78,386,578

                                                                               Units
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 18                                       4,020             29,499
--------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 2,18                                         6,650                 --
--------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 2,18                              5,250                 --
--------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 2,18                          800                 --
--------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 2,18                                     34,425                 --
--------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 2,18                                             6,600                 --
--------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,18                      4,560                 --


30                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                               Units              Value
--------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 2,18                                           8,500    $            --
--------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 18                                    6,738              1,685
--------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 18                               17,634                176
--------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp.
4/15/20 2,18                                                                   9,035            300,414
--------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 18                             7,500              4,895
--------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 18                                                80,025             56,018
Series B Wts., Exp. 1/16/10 18                                                60,020             25,809
Series C Wts., Exp. 1/16/10 2,18                                              60,020             13,204
--------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 2,18                             44,000                440
                                                                                        ----------------
Total Rights, Warrants and Certificates (Cost $897,580)                                         432,140

                                                                           Principal
                                                                              Amount
--------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--15.6%
--------------------------------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked Nts., 8.214%, 4/8/09 1,3 [EUR]              4,850,000          6,323,150
--------------------------------------------------------------------------------------------------------
Atlantic & Western Re Ltd. Catastrophe Linked Nts., Series B,
15.375%, 11/15/10 1                                                        6,500,000          6,229,438
--------------------------------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 13.87%, 6/1/09 1,2      6,250,000          6,335,000
--------------------------------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Linked Nts.:
8.475%, 6/13/08 1,3                                                        2,750,000          2,713,838
9.37%, 8/31/09 1                                                           3,950,000          3,926,695
--------------------------------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 7.726%, 5/19/09 1,2           7,200,000          7,206,840
--------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 18.12%, 1/7/09 1         5,250,000          5,202,881
--------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 4%, 5/22/08 13 [ARP]          10,355,000          9,286,256
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%,
1/5/10 [BRR]                                                              21,585,000          9,983,959
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%,
1/5/10 [BRR]                                                              33,875,000         15,668,595
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%,
1/5/10 10  [BRR]                                                          18,237,724          5,993,309
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.427%,
1/2/09 10  [BRR]                                                          17,433,522          6,456,972
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.728%,
1/3/08 10  [BRR]                                                          15,201,753          6,332,439
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]         7,230,000,000          3,776,331
Colombia (Republic of) Credit Linked Nts., Series II, 15%,
4/27/12 [COP]                                                          4,311,848,685          2,399,110
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                         10,085,000,000          5,611,288
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                          8,162,000,000          4,541,332
Colombia (Republic of) Unsec. Credit Linked Nts., 15%,
4/27/12 [COP]                                                          6,891,000,000          3,834,148
Dominican Republic Credit Linked Nts., 10.105%, 7/2/07 (linked to
Dominican Republic Treasury Bills) 6,10  [DOP]                            58,700,000          1,666,413
Dominican Republic Credit Linked Nts., 14.608%, 5/14/07 (linked to
Dominican Republic Treasury Bills) 10  [DOP]                             142,700,000          4,104,299
Dominican Republic Credit Linked Nts., 16.15%, 3/12/07 (linked to
Dominican Republic Treasury Bills) 10  [DOP]                             132,800,000          3,890,186
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                145,400,000          4,393,688
Dominican Republic Credit Linked Nts., 22%, 10/3/11 [DOP]                100,200,000          3,444,424


31                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
Dominican Republic Credit Linked Nts., Series II, 15.603%, 4/23/07
(linked to Dominican Republic Treasury Bills) 10 [DOP]                    56,010,000   $      1,620,807
Dominican Republic Unsec. Credit Linked Nts., 11.648%, 9/24/07
(linked to Dominican Republic Treasury Bills) 10 [DOP]                   272,500,000          7,491,021
Dominican Republic Unsec. Credit Linked Nts., 15.638%, 4/30/07
(linked to Dominican Republic Treasury Bills) 10 [DOP]                    50,870,000          1,469,071
Dominican Republic Unsec. Credit Linked Nts., Series II, 15.736%,
4/30/07 (linked to Dominican Republic Treasury Bills) 10 [DOP]           111,530,000          3,220,866
Egypt (The Arab Republic of) Credit Linked Nts., 8.70%, 7/12/07
(linked to Egyptian Treasury Bills) 2,10 [EGP]                            32,570,000          5,419,066
Egypt (The Arab Republic of) Credit Linked Nts., 9.079%, 3/22/07
(linked to Egyptian Treasury Bills) 2,10 [EGP]                             3,900,000            668,229
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%,
2/16/08 [EGP]                                                             23,760,000          4,220,949
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.775%,
2/22/07 (linked to Egyptian Treasury Bills) 2,10 [EGP]                    31,030,000          5,357,072
Nigeria (Federal Republic of) Credit Linked Nts., 12.474%,
7/22/07 10 [NGN]                                                         907,570,000          6,652,460
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%,
3/1/11 [NGN]                                                           1,761,000,000         14,758,903
Nigeria (Federal Republic of) Credit Linked Nts., Series II,
14.50%, 4/4/11 [NGN]                                                   1,281,000,000         10,750,255
Rusfinans Bank Unsec. Credit Linked Nts., 7.48%, 7/2/07 6 [RUR]          186,900,000          7,170,079
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]            6,470,000          1,395,056
Zambia (Republic of) Credit Linked Nts., 10.684%, 2/21/07 (linked
to Zambian Treasury Bills) 10 [ZMK]                                   16,410,000,000          3,657,160
Zambia (Republic of) Credit Linked Nts., Series II, 10.745%,
2/21/07 (linked to Zambian Treasury Bills) 10 [ZMK]                    6,700,000,000          1,493,173
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 [IDR]  68,000,000,000          8,263,586
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]         232,499,000          8,937,684
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%,
12/31/10 2 [RUR]                                                         211,690,000          9,046,409
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%,
4/23/09 [RUR]                                                            221,305,000          9,397,529
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                     230,095,000          9,070,422
Rurail Total Return Linked Nts., 6.67%, 1/22/09 [RUR]                    180,700,000          6,870,931
Russian Unified Energy Systems Credit Linked Nts., Series Fbi 108,
8.80%, 12/20/07 [RUR]                                                    553,980,000         21,578,190
South African Rand Interest Bearing Linked Nts., Series FBi 43,
5.245%, 5/23/22 1                                                         14,280,000         14,030,100
Turkey (Republic of) Credit Linked Nts., Series EMG 59, 21.41%,
7/16/08 10 [TRY]                                                          20,770,000         10,880,384
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                            15,823,000          3,488,264
--------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., Series 2, 20.853%,
7/16/08 10 [TRY]                                                          25,240,000         13,221,998
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%,
12/30/09 [UAH]                                                             4,771,000          1,051,792
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%,
12/30/09 [UAH]                                                            30,720,000          6,772,387
--------------------------------------------------------------------------------------------------------
Deutsche Bank AG:                                                         19,110,000         16,337,338
Argentina (Republic of) Credit Linked Nts., 4%, 12/21/11 [ARP]
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
de CV Credit Linked Nts., 9.09%, 1/5/11 2 [MXN]                           72,220,116          6,693,547


32                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           Principal
                                                                              Amount              Value
--------------------------------------------------------------------------------------------------------
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
de CV Credit Linked Nts., 9.65%, 1/5/11 2 [MXN]                           47,308,657   $      4,401,111
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 10 [BRR]                  33,618,120         13,137,266
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                         10,875,000          7,732,122
Campania Total Return Linked Nts., 4.211%, 7/30/10 1 [EUR]                36,800,000         48,179,315
Campania Total Return Linked Nts., 4.248%, 7/30/10 1 [EUR]                31,000,000         41,056,432
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 [COP]       8,506,000,000          4,719,054
Egypt (The Arab Republic of) Total Return Linked Nts., 10.029%,
9/12/07 (linked to Egyptian Treasury Bills) 2,10 [EGP]                    43,250,000          7,047,223
Egypt (The Arab Republic of) Total Return Linked Nts., 9.096%,
2/1/07 (linked to Egyptian Treasury Bills) 2,10 [EGP]                     18,000,000          3,124,570
European Investment Bank, Russian Federation Credit Linked Nts.,
5.502%, 1/19/10 10                                                         5,580,000          4,835,070
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 2                             10,230,945         10,308,362
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I,
7.25%, 3/20/09 [KZT]                                                   1,345,160,000         11,089,078
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                 6,080,000          5,841,664
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%,
6/15/13                                                                    6,200,533          7,449,941
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%,
2/24/09 [NGN]                                                            352,600,000          2,931,398
Nigeria (Federal Republic of) Credit Linked Nts., 15%,
1/27/09 [NGN]                                                            474,000,000          4,178,413
OAO Gazprom I Credit Nts., 9.22%, 10/20/07                                 7,455,000          7,804,792
OAO Gazprom II Credit Nts., 8.97%, 4/20/07                                 7,455,000          7,664,786
Peru (Republic of) Credit Linked Nts., 6.73%, 2/20/11 1                    7,790,000          7,935,934
RosSelkhoz Bank Total Return Linked Nts., 6.926%, 2/22/08 10 [RUR]       211,690,000          7,428,751
Russian Federation Credit Linked Nts., 0%, 12/2/09 10 [RUR]              155,437,000          6,174,555
Russian Federation Total Return Linked Nts., Series II, 9%,
4/22/11 [RUR]                                                            191,850,000          7,967,326
Russian Unified Energy Systems Total Return Linked Nts., Series
FSK3, 7.10%, 12/16/08 [RUR]                                              185,560,000          7,078,636
Sberbank Total Return Linked Nts., 6.588%, 2/27/08 10 [RUR]              282,230,000          9,911,097
Sberbank Total Return Linked Nts., 6.593%, 2/20/08 10 [RUR]              211,690,000          7,443,241
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10             5,430,000          5,654,911
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11           5,480,000          5,702,433
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11             5,480,000          5,701,447
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12           5,480,000          5,694,432
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12             5,480,000          5,679,691
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 2 [UAH]         20,075,400          4,212,761
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]           2,139,000            463,945
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]           7,579,000          1,643,870
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]           15,868,000          3,173,757
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%,
5/16/07 [UAH]                                                             15,871,000          3,174,357
United Mexican States BORHIS Total Return Linked Nts., 6.10%,
9/27/35 [MXN]                                                             15,834,681          6,160,491
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 2 [MXN]           47,362,013          4,400,594
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09 2         15,470,000         15,549,980
--------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index:
8.25% Pass-Through Certificates, Series 4-T1, 6/29/10 2                   29,441,450         30,619,108
8.375% Pass-Through Certificates, Series 7-T1, 12/29/11 2                    780,000            797,550
--------------------------------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%,
12/8/11 [RUR]                                                            128,870,000          4,895,254
--------------------------------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked Nts., 11.626%, 4/8/09 1,2                    5,770,000          5,726,725
--------------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 9.27%, 8/10/11 1,2            6,700,000          6,759,295


33                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                                     Principal
                                                                                                        Amount               Value
-----------------------------------------------------------------------------------------------------------------------------------
Foundation Re II Ltd. Catastrophe Linked Nts., 15.173%, 1/8/09 1,2                            $      3,544,000    $      3,544,000
-----------------------------------------------------------------------------------------------------------------------------------
Foundation Re Ltd. Catastrophe Linked Nts., 9.473%, 11/24/08 1,3                                     5,000,000           4,715,900
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Russag Total Return Linked Nts.,
7.25%, 12/23/09 6 [RUR]                                                                            185,570,000           7,049,059
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return Linked Nts.,
8%, 5/13/09 1 [RUR]                                                                                358,300,000          13,807,556
-----------------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%,
12/30/09 2 [UAH]                                                                                    36,698,000           7,959,358
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 4%, 12/19/11 2 [ARP]                                    18,250,000          15,770,367
Brazil (Federal Republic of) Credit Linked Nts., 12.08%, 1/2/15 10 [BRR]                            26,663,580           4,860,846
Brazil (Federal Republic of) Credit Linked Nts., 12.683%, 6/1/13 10 [BRR]                           42,180,340           9,197,535
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 10 [BRR]                           81,357,010          14,831,613
Brazil (Federal Republic of) Credit Linked Nts., 2.731%, 11/30/12 10 [ARP]                          27,660,000           7,508,205
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 2 [BRR]                                30,560,000          19,412,931
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.553%, 1/2/15 10 [BRR]                56,242,917          10,253,243
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 10 [COP]                            115,400,000,000          20,925,111
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16 2,10 [COP]                        50,103,000,000           7,945,752
Colombia (Republic of) Credit Linked Bonds, 11.198%, 8/3/20 10 [COP]                            82,000,000,000          10,177,085
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%, 10/31/16 2,10 [COP]              49,890,000,000           7,911,972
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 10 [PEN]                                      24,240,000           4,165,160
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                            8,765,000           8,701,016
-----------------------------------------------------------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe Linked Nts., 11.865%, 12/31/09 1,3                                      7,250,000           7,250,000
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International, Romania (Republic of) Total Return
Linked Nts., 7.90%, 2/9/10 (linked to Romanian Treasury Bills) [RON]                                 6,092,000           2,736,202
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/10/10 (linked to
Romanian Treasury BILLS) [RON]                                                                      16,085,800           6,787,163
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08 (linked to
Romanian Treasury BILLS) [RON]                                                                      18,680,000           8,077,644
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/18/10 (linked to
Romanian Treasury BILLS) [RON]                                                                       1,487,000             641,940
Romania (Republic of) Total Return Linked Nts., 7.50%, 3/6/07 (linked to
Romanian Treasury BILLS) [RON]                                                                       2,467,000           1,092,339
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/18/08 (linked to
Romanian Treasury BILLS) [RON]                                                                       1,478,000             651,291
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/18/08 (linked to
Romanian Treasury BILLS) [RON]                                                                       3,568,000           1,572,264
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08 (linked to
Romanian Treasury BILLS) [RON]                                                                      13,855,800           6,204,949
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 [COP]                    7,341,000,000           3,312,222
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Markets & Investment Banking Group Total Return Linked Nts.,
10.50%, 5/12/08 (linked to RCCF Loan Participation Nts.) 2 [RUR]                                   175,000,000           6,647,547
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 2 [RUR]                                        175,787,294           6,904,487


34                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                    Value
------------------------------------------------------------------------------------------------------------------------------
Total Return Linked Nts., Series B, 11%, 6/30/12 2 [RUR]                                 145,220,853         $      5,658,734
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                       2,043,000,000               16,268,670
Brazil (Federal Republic of) Sr. Linked Nts.,14.40%, 8/4/16 [BRR]                         36,298,924               20,260,457
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 2                       16,900,000               19,183,190
Philippines (Republic of the) Credit Linked Nts., 8.22%, 6/20/16 1,2                       3,950,000                4,133,280
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15                        12,480,000               13,589,472
Venezuela (Republic of) Credit Linked Nts., 6.49%, 5/20/10                                 8,275,000                8,512,493
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                               17,600,000               19,203,360
WTI Trading Ltd. Total Return Linked Nts., Series A, 0%, 2/1/09 6,10                      13,170,000               13,170,000
WTI Trading Ltd. Total Return Linked Nts., Series B, 0%, 2/1/09 6,10                      17,610,000               17,610,000
------------------------------------------------------------------------------------------------------------------------------
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts.,
Series D, 10.37%, 1/15/10 1,2                                                              2,980,000                2,996,688
------------------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Catastrophe Linked Nts.:
Series B, 13.819%, 6/6/08 1                                                                4,300,000                3,924,395
Series B, 14.869%, 6/8/07 1,3                                                              2,000,000                1,988,100
------------------------------------------------------------------------------------------------------------------------------
Successor Cal Quake Parametric Ltd. Catastrophe Linked Nts., Cl. A-I,
10.603%, 6/6/08 1,2                                                                        4,560,000                4,505,964
------------------------------------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts., Series A-I, 22.853%,
6/6/08 1,3                                                                                 6,000,000                6,078,900
------------------------------------------------------------------------------------------------------------------------------
Successor Japan Quake Ltd. Catastrophe Linked Nts., Series A-I, 9.603%,
6/6/08 1,2                                                                                10,660,000               10,727,691
------------------------------------------------------------------------------------------------------------------------------
UBS AG:
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/21/11 6 [GHC]                      44,442,450,000                4,859,463
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                 37,034,500               10,735,865
------------------------------------------------------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 13.866%, 6/5/09 1,2                            6,710,000                6,818,031
                                                                                                             -----------------
Total Structured Notes (Cost $1,057,722,930)                                                                    1,132,595,567

                                                                           Strike
                                                                  Date      Price         Contracts
------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
Euro (EUR) Call 18                                              1/4/07      $1.34        41,040,000                    5,512
------------------------------------------------------------------------------------------------------------------------------
Euro (EUR) Call 18                                              3/5/07       1.33        70,960,000                  736,991
------------------------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)/Japanese Yen (JPY)
Call 18                                                        1/30/07      77.00 TRY    30,620,000                1,570,604
                                                                                                             -----------------
Total Options Purchased (Cost $2,195,521)                                                                           2,313,107

                                                                                              Shares
------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--5.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25% 19,20
(Cost $373,765,418)                                                                      373,765,418              373,765,418
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $7,350,494,801)                                                        7,444,834,176


35                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                 Principal
                                                                                    Amount                Value
----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.2% 21
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.0%
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1 5.44%, 1/25/07              $    1,239,628     $      1,239,628
----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.6%
Undivided interest of 1.43% in joint repurchase agreement
(Principal Amount/Value $3,000,000,000, with a maturity value of
$3,001,776,667) with Morgan Stanley, 5.33%, dated 12/29/06, to be repurchased at $42,835,913 on 1/2/07, collateralized by U.S.
Agency Mortgages, 4%-6.50%, 1/1/18-11/1/46, with a value of
$3,060,000,000                                                                  42,810,560           42,810,560
----------------------------------------------------------------------------------------------------------------
Undivided interest of 1.81% in joint repurchase agreement
(Principal Amount/Value $4,100,000,000, with a maturity value of
$4,102,437,222) with Nomura Securities, 5.35%, dated 12/29/06, to be repurchased at $74,393,027 on 1/2/07, collateralized by U.S.
Agency Mortgages, 0.00%-22.12%, 3/15/14-5/1/46, with a value of
$4,182,000,000                                                                  74,348,831           74,348,831
                                                                                               -----------------
                                                                                                    117,159,391
----------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.4%
American Express Credit Corp., 5.36%, 1/16/07                                    2,000,000            2,000,000
----------------------------------------------------------------------------------------------------------------
Bear Stearns, 5.37%, 1/2/07                                                      3,000,000            3,000,000
----------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 1/2/07                                                      3,000,000            3,000,000
----------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.36%, 1/2/07                                           7,000,000            7,000,000
----------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.34%, 1/8/07                                                3,000,000            3,000,000
----------------------------------------------------------------------------------------------------------------
Links Finance LLC, 5.38%, 1/2/07                                                 8,001,501            8,001,501
----------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 5.38%, 1/2/07                                               3,499,125            3,499,125
                                                                                                ----------------
                                                                                                     29,500,626
----------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.2%
Natexis Banques Populaires NY, 5.34%, 1/2/07                                     7,000,000            7,000,000
----------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 5.37%, 1/2/07                                     2,000,000            2,000,000
----------------------------------------------------------------------------------------------------------------
                                                                                                      9,000,000
                                                                                               -----------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $156,899,645)         156,899,645

----------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $7,507,394,446)                                    105.0%       7,601,733,821
----------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                 (5.0)        (363,420,883)
                                                                            ------------------------------------
Net Assets                                                                           100.0%    $  7,238,312,938
                                                                            ====================================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP     Argentine Peso
AUD     Australian Dollar
BRR     Brazilian Real
CAD     Canadian Dollar
COP     Colombian Peso
DEM     German Mark
DKK     Danish Krone
DOP     Dominican Republic Peso
EGP     Egyptian Pounds
EUR     Euro
GBP     British Pound Sterling
GHC     Ghanaian Cedi
IDR     Indonesia Rupiah


36                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

ILS     Israeli Shekel
JPY     Japanese Yen
KZT     Kazakhstan Tenge
MXN     Mexican Nuevo Peso
MYR     Malaysian Ringgit
NGN     Nigeria Naira
PEN     Peruvian New Sol
PHP     Philippines Peso
PLZ     Polish Zloty
RON     New Romanian Leu
RUR     Russian Ruble
TRY     New Turkish Lira
UAH     Ukraine Hryvnia
UYU     Uruguay Peso
ZMK     Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2006 was $583,458,559, which represents 8.06% of the Fund's net assets, of which $10,343 is considered restricted. In addition, the Fund has restricted currency of $3,001,050, which represents 0.04% of the Funds net assets. See accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $477,645,655 or 6.60% of the Fund's net assets as of December 31, 2006.

4. Issuer is in default. Non-income producing security. See accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $49,646,306 or 0.69% of the Fund's net assets as of December 31, 2006.

6. When-issued security or forward commitment to be delivered and settled after December 31, 2006. See accompanying Notes.

7. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

8. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                                   CONTRACTS    EXPIRATION       EXERCISE              PREMIUM
                                              SUBJECT TO PUT         DATES          PRICE             RECEIVED        VALUE
----------------------------------------------------------------------------------------------------------------------------
Euro                                              70,960,000        3/5/07   $      1.306        $     525,104    $      --

New Turkish Lira (TRY)/Japanese Yen (JPY)         30,620,000       1/30/07         65.000 TRY          519,227      555,496
                                                                                                 ---------------------------
                                                                                                 $   1,044,331    $ 555,496
                                                                                                 ===========================

9. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $3,454,886 or 0.05% of the Fund's net assets as of December 31, 2006.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. Partial or fully-loaned security. See accompanying Notes.

12. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $24,746,390. See accompanying Notes.

13. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

14. Issue is in default. See accompanying Notes.

15. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

16. Interest or dividend is paid-in-kind, when applicable.

17. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

18. Non-income producing security.

19. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:


37                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                      SHARES              GROSS          GROSS                 SHARES
                                          SEPTEMBER 30, 2006          ADDITIONS     REDUCTIONS      DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25% *                               --      1,290,251,791    916,486,373            373,765,418

Prandium, Inc.                                     1,034,256                 --             --              1,034,256

                                                                                                             DIVIDEND
                                                                                         VALUE                 INCOME
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25% *                                                       $373,765,418           $  7,017,571

Prandium, Inc.                                                                          10,343                     --
                                                                                  ------------------------------------
                                                                                  $373,775,761           $  7,017,571
                                                                                  ====================================

* The money market fund and the Fund are affiliated by having the same Investment advisor.

20. Rate shown is the 7-day yield as of December 31, 2006.

21. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.


38                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a whenissued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2006, the Fund had purchased $350,385,212 of securities issued on a when-issued basis or forward commitment and sold $31,978,625 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2006, securities with an aggregate market value of $19,277,064, representing 0.27% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


39                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of December 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                   EXPIRATION      CONTRACT AMOUNT         VALUATION AS OF      UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                    DATES               (000s)       DECEMBER 31, 2006    APPRECIATION    DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
Argentine Peso (ARP)                  1/19/07               83,000 ARP        $ 27,134,824     $    54,889       $      --

Australian Dollar (AUD)               1/16/07                2,293 AUD           1,809,158           9,153              --
                                      2/2/07-
Brazilian Real (BRR)                  11/5/07              574,106 BRR         251,666,444      23,368,314              --
                                     1/10/07-
British Pound Sterling (GBP)          1/16/07               24,135 GBP          47,259,595       1,215,280          35,714

Canadian Dollar (CAD)                 1/16/07                7,975 CAD           6,842,061              --          68,684
                                     2/20/07-
Chilean Peso (CLP)                    3/28/07           15,171,000 CLP          28,496,210              --         257,310

Dominican Republic Peso (DOP)         1/10/07               55,996 DOP           1,674,035              --           5,020
                                     1/10/07-
Euro (EUR)                            1/16/07               46,100 EUR          60,899,047         129,620         197,036

Ghanaian Cedi (GHC)                    1/8/07           45,197,972 GHC           4,900,420           3,565              --
Hungarian Forint (HUF)                 1/4/07            5,790,000 HUF          30,392,440         687,945              --
                                     1/10/07-
Japanese Yen (JPY)                    1/16/07           42,335,000 JPY         356,245,655              --       7,298,133


40                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                         2/16/07-
Malaysian Ringgit (MYR)                   2/21/07          56,590 MYR        16,078,951          436,637              --
                                         2/22/07-
Mexican Nuevo Peso (MXN)                  2/27/07         946,040 MXN        87,364,299        1,667,310              --

Norwegian Krone (NOK)                     1/10/07         218,200 NOK        35,011,955          570,889         283,988
                                         1/15/07-
Russian Ruble (RUR)                        3/7/07         994,565 RUR        37,782,748               --         111,565

South African Rand (ZAR)                   1/8/07         214,000 ZAR        30,484,480          737,469              --
                                         1/12/07-
South Korean Won (KRW)                     2/2/07      35,003,000 KRW        37,656,012          557,717              --
                                         1/10/07-
Swiss Franc (CHF)                         1/16/07          32,493 CHF        26,693,045          141,243         254,845

Thailand Baht (THB)                       1/17/07         855,000 THB        23,984,859        1,209,153              --

Turkish Lira (TRY)                        1/22/07          43,000 TRY        30,115,124          377,918              --
                                                                                             ----------------------------

                                                                                              31,167,102       8,512,295
                                                                                             ----------------------------

CONTRACTS TO SELL

Australian Dollar (AUD)                   1/10/07          51,310 AUD        40,490,000               --       1,731,755
                                          2/7/07-
British Pound Sterling (GBP)              3/27/07          14,760 GBP        28,907,173           11,162         746,732
                                         1/10/07-
Canadian Dollar (CAD)                     2/20/07          69,440 CAD        59,579,106        2,771,273              --

Chinese Renminbi (Yuan) (CNY)             1/22/07         210,000 CNY        26,999,719               --          23,034
                                         1/22/07-
Czech Koruna (CZK)                       12/21/07         973,440 CZK        47,256,832           71,262         291,279
                                          2/7/07-
Euro (EUR)                                5/21/07          71,520 EUR        94,670,775               --       1,308,252
                                        12/19/07-
Hong Kong Dollar (HKD)                   12/21/07         285,280 HKD        37,129,227            1,320           7,495

Indian Rupee (INR)                         1/2/07           4,197 INR            94,820               --             596
                                         1/10/07-
Japanese Yen (JPY)                        2/28/07      18,965,600 JPY       160,089,367        2,870,388              --

New Taiwan Dollar (TWD)                    1/4/07         935,000 TWD        28,708,326          129,228              --

Swedish Krone (SEK)                       1/10/07         154,150 SEK        22,532,398           73,224              --
                                         1/22/07-
Swiss Franc (CHF)                        12/21/07          68,580 CHF        56,895,132           85,952         212,899
                                                                                             ----------------------------
                                                                                               6,013,809       4,322,042
                                                                                             ----------------------------
Total unrealized appreciation and depreciation                                               $37,180,911     $12,834,337
                                                                                             ============================


FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


41                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2006, the Fund had outstanding futures contracts as follows:

                                                                                                            UNREALIZED
                                               EXPIRATION       NUMBER OF       VALUATION AS OF           APPRECIATION
CONTRACT DESCRIPTION                                DATES       CONTRACTS     DECEMBER 31, 2006         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Amsterdam Exchange Index                          1/19/07              57          $  7,473,843          $    194,924

Canada (Government of) Bonds, 10 yr.              3/21/07             178            17,373,374              (169,107)

DAX Index                                         3/16/07             130            28,540,195               500,803

Euro-Bundesobligation, 10 yr.                      3/8/07             532            81,483,678            (1,977,677)

Euro-Schatz                                        3/8/07           1,780           243,109,630            (1,402,759)

Japan (Government of) Bonds, 10 yr.                3/9/07              51            57,447,586              (296,288)

Japan (Government of) Mini Bonds, 10 yr.           3/8/07              94            10,578,900               (69,787)

Nikkei 225 Index                                   3/8/07              17             2,467,039               110,813

OMXS30 Index                                      1/26/07             968            16,310,198               101,964

Standard & Poor's/MIB Index, 10 yr.               3/16/07              26             7,165,402                89,522

U.S. Long Bonds                                   3/21/07           4,604           513,058,250            (8,766,013)

U.S. Treasury Nts., 2 yr.                         3/30/07             592           120,786,500              (780,525)

U.S. Treasury Nts., 10 yr.                        3/21/07             927            99,623,531              (912,857)

United Kingdom Long Gilt                          3/28/07             275            58,222,055              (701,891)
                                                                                                         -------------
                                                                                                         $(14,078,878)
                                                                                                         =============


42                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

CONTRACTS TO SELL

Australia (Commonwealth of) Bonds, 10 yr.         3/15/07             106        $    8,445,310          $    154,919

CAC-40 10 Index                                   1/19/07             166            12,165,956              (240,328)

DAX Index                                         3/16/07              67            14,709,178              (258,184)

Euro-Bundesobligation                              3/8/07              82            11,779,077                86,900

Euro-Bundesobligation, 10 yr.                      3/8/07             104            15,929,140               279,353

FTSE 100 Index                                    3/16/07             223            27,140,916              (138,338)

FTSE/JSE Top 40 Index (The)                       3/15/07             234             7,636,676              (210,679)

NASDAQ 100 Index E-Mini                           3/16/07             677            24,033,500                15,564

Nikkei 225 Index                                   3/8/07             329            47,744,465            (2,749,241)

Standard & Poor's 500 E-Mini                      3/16/07           1,929           137,769,180              (157,503)

U.S. Long Bonds                                   3/21/07             997           111,103,188             1,313,075

U.S. Treasury Nts., 2 yr.                         3/30/07           1,491           304,210,594               721,579

U.S. Treasury Nts., 5 yr.                         3/30/07           2,181           229,141,313             1,706,733

U.S. Treasury Nts., 10 yr.                        3/30/07           3,146           338,096,688             4,228,198
                                                                                                         -------------

                                                                                                            4,752,048
                                                                                                         -------------
                                                                                                         $ (9,326,830)
                                                                                                         =============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


43                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Written option activity for the period ended December 31, 2006 was as follows:

                                                 CALL OPTIONS                                PUT OPTIONS
                                     ---------------------------------          --------------------------------
                                       NUMBER OF            AMOUNT OF              NUMBER OF          AMOUNT OF
                                       CONTRACTS             PREMIUMS              CONTRACTS           PREMIUMS
----------------------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2006                            --           $       --             30,620,000       $    519,227

Options written                       15,300,000              111,191             86,260,000            636,295

Options closed or expired            (15,300,000)            (111,191)           (15,300,000)          (111,191)
                                     ---------------------------------------------------------------------------
Options outstanding as of
December 31, 2006                             --           $       --            101,580,000       $  1,044,331
                                     ===========================================================================

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2006, the Fund had entered into the following total return swap agreements:

                                                                                                                        UNREALIZED
                SWAP      NOTIONAL                                                                    TERMINATION      APPRECIATION
        COUNTERPARTY        AMOUNT                     PAID BY THE FUND        RECEIVED BY THE FUND         DATES    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                       $12,650,000                  Six-Month BBA LIBOR                        5.46%      5/13/15        $2,611,339
                         6,930,000                      Six-Month LIBOR                        5.25       6/23/15         1,195,454
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The):

                         7,180,000                  Six-Month BBA LIBOR                        5.10       1/14/15         1,454,823

                         7,180,000                  Six-Month BBA LIBOR                        5.08       1/20/15         1,599,093
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                                                             If negative, the Total
                                     If positive, the absolute value of         Return of the Swiss
                                          the Total Return of the Swiss           Market Index 3/07
                               102            Market Index 3/07 Future.                     Future.       3/19/07          (106,432)


44                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                             If positive, the Total
                                     If negative, the absolute value of               Return of the
                                                the Total Return of the            BMU/BOVESPA 2/07
                               371              BMU/BOVESPA 2/07 Index.                      Index.       2/14/07           158,695

                                                One-Month BBA LIBOR USD       If positive the Total
                                           and if negative the absolute          Return of the MSCI
                                       value of the Total Return of the      Daily Total Return Net
                                            MSCI Daily Total Return Net          Belgium USD Market
                               709            Belgium USD Market Index.                      Index.       10/8/07           332,925
                                                                                   If negative, the
                                                                              absolute value of the
                                       If positive, the Total Return of       Total Return INDF/NSE
                                          the INDF/NSE NIFTY Index 1/07            NIFTY Index 1/07
                               843                              Future.                     Future.       1/25/07          (257,875)
                                                One-Month BBA LIBOR USD
                                        minus spread plus, if negative,
                                        the absolute value of the Total           Total Return of a
                                              Return of a custom equity     custom equity basket if
                           170,892                              basket.                   positive.        1/8/08          (103,492)
                                                One-Month BBA LIBOR USD
                                       plus spread and if negative, the
                                            absolute value of the Total      If positive, the Total
                                              Return of a custom equity          Return of a custom
                           711,021                              basket.              equity basket.        1/8/08        (1,259,929)
------------------------------------------------------------------------------------------------------------------------------------
                                     If negative, the absolute value of      If positive, the Total
Morgan Stanley & Co.                      the Total Return of the KS200         Return of the KS200
International Ltd.              73                        12/06 Future.               12/06 Future.      12/15/09           312,432
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
International:
                                                                             If positive, the Total
                                                One-Month BBA LIBOR GBP          Return of a custom
                                           and if negative the absolute   basket of securities plus
                                         value of the Total Return of a      the dividends from the
                           100,076         custom basket of securities.       basket of securities.       10/9/07         1,390,044
                                                                             If positive, the Total
                                            One-Month BBA LIBOR EUR and          Return of a custom
                                      if negative the absolute value of   basket of securities plus
                                           the Total Return of a custom      the dividends from the
                           212,381                basket of securities.       basket of securities.       10/9/07         2,073,019
                                                                             If positive, the Total
                                            One-Month BBA LIBOR JPY and          Return of a custom
                                      if negative the absolute value of   basket of securities plus
                                           the Total Return of a custom      the dividends from the
                        25,023,538                basket of securities.       basket of securities.      12/20/07           499,943
                                                                                                                    ----------------
                                                                                                                    $     9,900,039
                                                                                                                    ================

Abbreviations are as follows:

BBA LIBOR                British Bankers' Association London-Interbank Offered
                         Rate

BBA LIBOR EUR            British Bankers' Association London-Interbank Offered
                         Rate for Euro

BBA LIBOR GBP            British Bankers' Association London-Interbank Offered
                         Rate for British Pound Sterling

BBA LIBOR JPY            British Bankers' Association London-Interbank Offered
                         Rate for Japanese Yen

BBA LIBOR USD            British Bankers' Association London-Interbank Offered
                         Rate for United States Dollar

BMU/BOVESPA              Bovespa Index that trades on the Sao Paulo Stock
                         Exchange

INDF/NSE NIFTY Index     Indian National Stock Exchange Nifty Index

KS200                    Korean Stock Exchange Capitalization-weighted Index

LIBOR                    London-Interbank Offered Rate

MSCI                     Morgan Stanley Capital International


45                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of December 31, 2006, the Fund had entered into the following interest rate swap agreements:

                                                                                                                     UNREALIZED
                    SWAP          NOTIONAL                   PAID BY           RECEIVED BY       TERMINATION       APPRECIATION
            COUNTERPARTY            AMOUNT                  THE FUND              THE FUND             DATES     (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc               85,300,000  MXN             MXN TIIE                  9.27%          7/17/26    $       855,268
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:

                                11,250,000  PLZ       Six-Month WIBO                  5.52           3/24/10            189,837

                                18,000,000  PLZ       Six-Month WIBO                  5.55           3/25/10            307,903

                               313,800,000  TWD                2.320%         TWD-telerate           6/27/11           (130,385)
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston
International                   68,120,000  MXN      28-Day MXN TIIE                 10.00            7/9/15            891,280
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston,
Inc. (Nassau Branch)            29,695,000  PLZ       Six-Month WIBO                  4.48            7/1/10           (139,855)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six-Month
Deutsche Bank AG             1,531,000,000  HUF                8.440                 BUBOR            7/4/11             (1,926)
--------------------------------------------------------------------------------------------------------------------------------
                                                                             INR MIBOR-OIS
Deutsche Bank AG, 5 yr.        314,300,000  INR                7.175              Compound           6/27/11             82,495
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:

                                32,550,000  BRR                 BZDI                 12.92            1/2/14            244,262

                                32,290,000  BRR                 BZDI                 12.67            1/4/10             87,692

                                 9,730,000  BRR                 BZDI                 12.84            1/2/14             62,916

                                16,210,000  BRR                 BZDI                 12.87            1/2/14            111,175


46                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                32,270,000  BRR                 BZDI                 12.71            1/4/10             99,342

                                21,030,000  BRR                 BZDI                 12.73            1/2/14            105,835

                                96,670,000  BRR                 BZDI                 12.61            1/4/10            211,638

                                70,300,000  BRR                 BZDI                 12.39            1/2/12             38,966

                                47,435,713  BRR                 BZDI                 17.18            1/2/08          1,409,101

                                59,620,000  MXN             MXN TIIE                 10.29            6/4/15            880,087

                                67,560,000  MXN             MXN TIIE                 10.22           1/30/15            954,150

                                34,200,000  MXN             MXN TIIE                 10.00           6/24/15            450,123

                                59,375,000  MXN             MXN TIIE                 10.43           5/29/15            927,019

                                59,375,000  MXN             MXN TIIE                 10.30            6/1/15            880,377
                                                            MXN-TIIE
                                                      Floating Index
                                38,800,000  MXN                 Rate                  9.33           9/16/26            462,633
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The):

                                89,360,000  BRR                 BZDI                 14.89            1/4/10          2,027,626

                                17,960,000  BRR                 BZDI                 14.05            1/2/12            353,602

                                90,610,000  MXN             MXN TIIE                  9.15           8/27/26            932,394

                                39,690,000  MXN             MXN TIIE                  9.41           8/31/20            464,155

                                30,800,000  MXN             MXN TIIE                 10.85            3/5/15            548,131

                                70,140,000  MXN             MXN TIIE                 10.70            5/8/15          1,197,188

                               119,100,000  MXN             MXN TIIE                  9.51           8/26/25          1,617,685

                                78,820,000  MXN             MXN TIIE                  9.50           8/28/25          1,063,088
                                68,200,000  MXN             MXN TIIE                  9.29           7/17/26            787,382
                               179,660,000  MXN             MXN TIIE                  9.84          12/31/09          1,131,987
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:

                               169,320,000  ZAR               8.2900      Three-Month JIBA           6/23/08            254,900

                                70,300,000  BRR                 BZDI                 12.38            1/2/12             22,342

                                35,760,000  BRR                 BZDI                 13.91            1/2/12            639,393

                                65,300,000  MXN             MXN TIIE                  9.76           8/17/15            754,814
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:

                                67,450,000  MXN      28-Day MXN TIIE                  9.99            7/9/15            869,822

                                34,350,000  PLZ       Six-Month WIBO                  4.53            7/5/10           (142,937)
--------------------------------------------------------------------------------------------------------------------------------
Santander Central
Hispano                         17,960,000  BRR                 BZDI                 14.00            1/3/12            333,729
                                                                                                                    ------------
                                                                                                                    $21,835,234
                                                                                                                    ============


47                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR            Brazilian Real

HUF            Hungarian Forint

INR            Indian Rupee

MXN            Mexican Nuevo Peso

PLZ            Polish Zloty

TWD            New Taiwan Dollar

ZAR            South African Rand

Index abbreviations are as follows:

BUBOR          Budapest Interbank Offered Rate

BZDI           Brazil Interbank Deposit Rate

JIBA           South Africa Johannesburg Interbank Agreed Rate

MXN TIIE       Mexican Peso-Interbank Equilibrium Interest Rate

MIBOR-OIS      Mid Market Interest Rate for French Franc/Austrian Schilling and
               India Swap Composites-Overnight Indexed Swap

WIBO           Poland Warsaw Interbank Offer Bid Rate

CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of December 31, 2006 is as follows:


48                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                          NOTIONAL AMOUNT            ANNUAL
                                                          RECEIVED BY THE          INTEREST
                                                         FUND UPON CREDIT         RATE PAID      TERMINATION          UNREALIZED
COUNTERPARTY               REFERENCED DEBT OBLIGATION               EVENT       BY THE FUND            DATES        DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings, Inc.:

                           Republic of Hungary              $  13,190,000              0.40%        12/20/15        $     41,554

                           Republic of Ukraine                  5,615,000              1.08         11/20/09              23,406
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                           Ford Motor Co.                       7,555,000              3.05         12/20/08              45,861

                           Ford Motor Co.                       9,450,000              3.30         12/20/08             175,528

                           Ford Motor Co.                       6,220,000              3.65         12/20/08             162,338

                           General Motors Corp.                 7,555,000              2.03         12/20/08              34,209

                           General Motors Corp.                 6,220,000              2.55         12/20/08              99,004

                           Republic of Peru                     7,110,000              1.71         12/20/16             150,993

                           Republic of Ukraine                  4,475,000              1.88          3/20/11              99,476
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP                 General Motors Corp.                 6,220,000              2.70         12/20/08             116,864
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:

                           Ford Motor Co.                       6,220,000              3.60         12/20/08             134,532

                           Russian Federation                   8,390,000              2.40          10/9/13             932,831
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:

                           Ford Motor Co.                       6,220,000              3.70         12/20/08             185,127

                           General Motors Corp.                 9,450,000              2.35         12/20/08              66,793

                           General Motors Corp.                 6,220,000              2.70         12/20/08             123,464

                           Republic of Colombia                 5,880,000              3.70          8/20/15             856,527

                           Republic of Indonesia                7,600,000              1.68          3/20/11             220,711

                           Republic of Venezuela                8,275,000              2.20          5/20/10             374,824

                           Republic of Venezuela               12,480,000              3.48         11/20/15           1,318,001
                                                                                                                    -------------
                                                                                                                    $  5,162,043
                                                                                                                    =============

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty.


49                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations in the annual and semiannual reports. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in this amount is included on the Statement of Operations in the annual and semiannual reports.

Information regarding such credit default swaps as of December 31, 2006 is as follows:

                                                                                           ANNUAL
                                                                         NOTIONAL        INTEREST
                                                                      AMOUNT PAID            RATE
                                                                      BY THE FUND        RECEIVED                         UNREALIZED
                                                                      UPON CREDIT          BY THE      TERMINATION      APPRECIATION
COUNTERPARTY                REFERENCED DEBT OBLIGATION                      EVENT            FUND            DATES    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                            Ford Motor Co.                          $   9,450,000            5.80%        12/20/16     $     52,760

                            Ford Motor Co.                             11,810,000            5.85         12/20/16          108,545

                            Ford Motor Co.                              7,775,000            6.00         12/20/16          144,289

                            General Motors Corp.                        7,555,000            4.68         12/20/16           29,457

                            General Motors Corp.                        6,220,000            4.75         12/20/16           90,988
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP                  General Motors Corp.                        6,220,000            4.95         12/20/16          151,496
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:

                            Ford Motor Co.                              7,775,000            6.00         12/20/16          129,683

                            General Motors Corp.                        9,450,000            4.75         12/20/16           73,818

                            Republic of Ukraine                         1,409,000            1.92          8/20/11           36,040
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:

                            Ford Motor Co.                              7,775,000            6.15         12/20/16          138,800

                            General Motors Corp.                        6,220,000            4.90         12/20/16          202,428

                            Istanbul Bond Co. SA for Finansbank        23,940,000            1.30          3/24/13         (157,521)

                            Republic of Indonesia                   $   7,600,000            1.67          6/20/11          208,753

                            Republic of Turkey                          7,965,000            2.75         11/20/16          210,872
------------------------------------------------------------------------------------------------------------------------------------

UBS AG                      Republic of Indonesia                       6,125,000            2.30          9/20/11          318,035
                                                                                                                       -------------
                                                                                                                       $  1,738,443
                                                                                                                       =============

ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of December 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a


50                          |                  Oppenheimer Strategic Income Fund

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS   December 31, 2006 / Unaudited
--------------------------------------------------------------------------------

readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                                                                                    UNREALIZED
                               ACQUISITION                             VALUATION AS OF            APPRECIATION
SECURITY                             DATES                  COST     DECEMBER 31, 2006          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Prandium, Inc.             3/18/99-7/18/02           $12,157,000            $   10,343          $ (12,146,657)
                                                     =========================================================

CURRENCY

Argentine Peso (ARP)      6/21/06-12/22/06           $ 2,968,861            $3,001,050          $      32,189
                                                     =========================================================

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2006, the Fund had on loan securities valued at $389,950,388, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $397,258,015 was received for the loans, $156,899,645 of which was received in cash and subsequently invested in approved investments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                         $ 7,511,866,242
Federal tax cost of other investments                        4,676,275
                                                       ----------------
Total federal tax cost                                 $ 7,516,542,517
                                                       ================

Gross unrealized appreciation                          $   367,664,567
Gross unrealized depreciation                             (244,464,807)
                                                       ----------------
Net unrealized appreciation                            $   123,199,760
                                                       ================


51                          |                  Oppenheimer Strategic Income Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007